UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2008

Item 1 – Schedule of Investments.

Westcore Small-Cap Value Fund as of March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 98.78%
Basic Materials 3.34%
Chemicals 0.51%
Ferro Corp.	54,600	$811,356

Forestry & Paper 2.33%
Albany International Corp. - Class A	102,370	3,699,652

Steel 0.50%
Worthington Industries, Inc.	46,900	791,203

Total Basic Materials
(Cost $5,252,088)		5,302,211

Capital Goods 6.08%
Electrical Equipment 1.20%
LSI Industries Inc.	144,000	1,902,240

Industrial Products 4.88%
Lincoln Electric Holdings Inc.	69,370	4,473,672
Sauer-Danfoss Inc.	149,060	3,300,188
		7,773,860
Total Capital Goods
(Cost $10,170,291)		9,676,100

Commercial Services 4.18%
Business Products & Services 4.18%
CDI Corp.	128,235	3,212,287
Ennis Inc.	204,710	3,435,034
		6,647,321
Total Commercial Services
(Cost $7,421,521)		6,647,321

Communications 1.96%
Telecomm Equipment & Solutions 1.96%
Adtran Inc.	168,150	3,110,775

Total Communications
(Cost $3,589,786)		3,110,775

Consumer Cyclicals 14.49%
Apparel & Footwear Manufacturers 0.55%
Cherokee Inc.	25,815	869,191

Clothing & Accessories 1.89%
Stage Stores Inc.	185,960	3,012,552

Consumer Durables 3.55%
Knoll Inc.	249,750	2,882,115
Toro Co.	66,800	2,764,852
		5,646,967
Hard Goods Retail 2.22%
Aaron Rents Inc.	93,710	2,018,513
Tempur-Pedic International Inc.	137,870	1,516,570
		3,535,083
Motor Vehicle Parts 1.60%
ArvinMeritor Inc.	203,000	2,539,530

Motor Vehicles 0.88%
Asbury Automotive Group Inc.	102,300	1,407,648

Restaurants 1.78%
Bob Evans Farms Inc.	102,355	2,823,974

Specialty Retail 2.02%
Movado Group Inc.	164,795	3,211,855

Total Consumer Cyclicals
(Cost $29,409,247)		23,046,800

Consumer Staples 4.54%
Food & Agriculture Products 1.29%
Lancaster Colony Corp.	51,140	2,043,554

Grocery & Convenience 1.99%
Casey's General Stores Inc.	140,365	3,172,249

Home Products 1.26%
Tupperware Brands Corp.	51,950	2,009,426

Total Consumer Staples
(Cost $7,301,019)		7,225,229

Energy 8.48%
Exploration & Production 4.31%
Berry Petroleum Co. - Class A	147,310	6,848,442

Oil Services 3.12%
Gulf Island Fabrication Inc.	172,955	4,967,268

Refining & Marketing 1.05%
Holly Corp.	38,300	1,662,603

Total Energy
(Cost $11,950,248)		13,478,313

Interest Rate Sensitive 21.22%
Life & Health Insurance 2.13%
American Equity Investment Life Holding Co.	365,950	3,396,016

Other Banks 3.58%
First Community Bancorp Inc.	69,355	1,862,182
Westamerica Bancorp	72,720	3,825,072
		5,687,254
Property Casualty Insurance 6.60%
Assured Guaranty Ltd. (Bermuda)	126,545	3,004,178
Max Capital Group Ltd. (Bermuda)	103,865	2,720,224
Platinum Underwriters Holdings Ltd. (Bermuda)	97,875	3,177,023
Safety Insurance Group, Inc.	46,800	1,597,284
		10,498,709
Securities & Asset Management 1.40%
SWS Group Inc.	182,175	2,228,000

Specialty Finance 4.20%
Cash America International Inc.	141,460	5,149,144
MCG Capital Corp.	189,120	1,529,508
		6,678,652
Thrifts & Mortgage REITs 3.31%
First Niagara Financial Group Inc.	135,200	1,837,368
MFA Mortgage Investments Inc.	543,640	3,424,932
		5,262,300
Total Interest Rate Sensitive
(Cost $37,555,451)		33,750,931

Medical & Healthcare 9.60%
Healthcare Services 2.27%
Owens & Minor Inc.	91,810	3,611,805

Medical Products & Supplies 5.04%
Cooper Companies Inc.	58,950	2,029,649
Mentor Corp.	100,500	2,584,860
STERIS Corp.	126,550	3,395,337
		8,009,846
Pharmaceuticals 2.29%
Meridian Bioscience Inc.	109,175	3,649,720

Total Medical & Healthcare
(Cost $15,344,745)		15,271,371

Real Estate Investment Trusts (REITs) 3.48%
Multi-Family 1.35%
Associated Estates Realty Corp.	187,265	2,142,312

Office-Industrial 2.13%
Maguire Properties Inc.	65,040	930,722
Parkway Properties Inc.	66,695	2,465,047
		3,395,769
Total Real Estate Investment Trusts (REITs)
(Cost $6,911,778)		5,538,081

Technology 11.36%
Computer Software 1.43%
Blackbaud Inc.	93,645	2,273,701

Electronic Equipment 8.75%
Bel Fuse Inc. - Class B	50,290	1,401,079
Belden Inc.	164,800	5,820,736
Park Electrochemical Corp.	99,200	2,564,320
Technitrol Inc.	178,910	4,138,188
		13,924,323
Semiconductors 1.18%
Cohu Inc.	115,300	1,873,625

Total Technology
(Cost $19,056,571)		18,071,649

Transportation 6.18%
Trucking, Shipping & Air Freight 6.18%
Diana Shipping Inc. (Greece)	58,550	1,541,036
Eagle Bulk Shipping, Inc.	152,600	3,930,976
Genco Shipping & Trading Ltd.	77,110	4,351,317
		9,823,329
Total Transportation
(Cost $7,312,955)		9,823,329

Utilities 3.87%
Electric 0.92%
UIL Holdings Corp.	48,600	1,464,318

Regulated Gas 2.95%
Northwest Natural Gas Co.	45,060	1,957,406
South Jersey Industries Inc.	77,975	2,737,703
		4,695,109
Total Utilities
(Cost $6,268,810)		6,159,427

Total Common Stocks
(Cost $167,431,560)		157,101,537

Money Market Mutual Funds 3.18%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	5,063,802	5,063,802

Total Money Market Mutual Funds
(Cost $5,063,802)		5,063,802

Total Investments
(Cost $172,495,362)	101.96%	162,165,339

Liabilities in Excess of Other Assets	(1.96%)	(3,123,249)

Net Assets	100.00%	$159,042,090

See Legend and Notes to Statement of Investments

Westcore Small-Cap Value Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country	Market Value	%
United States	$151,722,878	95.39%
Bermuda	8,901,425	5.60%
Greece	1,541,036	0.97%

Total Investments	162,165,339	101.96%

Liabilities in Excess of Other Assets	-3,123,249	(1.96%)

Net Assets	$159,042,090	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Small Cap Opportunity Fund as of March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 96.99%
Basic Materials 1.80%
Steel 1.80%
Schnitzer Steel Industries, Inc.	6,900	$490,038

Total Basic Materials
(Cost $444,525)		490,038

Capital Goods 7.67%
Electrical Equipment 2.04%
General Cable Corp.**	9,395	554,963

Engineering & Construction 2.97%
EMCOR Group Inc.**	20,570	456,859
Integrated Electrical Services Inc.**	22,430	352,375
		809,234
Machinery 2.66%
Columbus McKinnon Corp.**	23,370	724,003

Total Capital Goods
(Cost $1,621,795)		2,088,200

Commercial Services 4.68%
Business Products & Services 1.08%
Quanta Services Inc. **	12,700	294,259

Environmental & Pollution Control 3.60%
Waste Connections Inc. **	31,810	977,839

Total Commercial Services
(Cost $900,168)		1,272,098

Communications 7.19%
Telecomm Equipment & Solutions 7.19%
CommScope Inc.**	17,890	623,109
Novatel Wireless Inc.**	69,055	668,452
Superior Essex Inc.**	23,610	663,913
		1,955,474
Total Communications
(Cost $2,383,752)		1,955,474

Consumer Cyclicals 8.67%
Apparel & Footwear Manufacturers 2.13%
Wolverine World Wide Inc.	19,960	579,040

Clothing & Accessories 4.45%
Aeropostale Inc.**	14,915	404,346
Kenneth Cole Productions, Inc.	17,450	295,603
Steven Madden, Ltd.**	29,850	511,330
		1,211,279
Recreation & Leisure 2.09%
WMS Industries Inc. **	15,785	567,786

Total Consumer Cyclicals
(Cost $2,054,571)		2,358,105

Consumer Staples 4.30%
Consumer Products 1.15%
Elizabeth Arden Inc.**	15,710	313,415

Food & Agricultural Products 1.23%
Calavo Growers Inc.	19,320	335,782

Grocery & Convenience 1.92%
Casey's General Stores Inc.	23,070	521,381

Total Consumer Staples
(Cost $1,168,843)		1,170,578

Energy 10.58%
Alternative Energy 1.89%
Headwaters Inc.**	39,010	514,542

Exploration & Production 6.09%
ATP Oil and Gas Corp.**	9,430	308,550
Berry Petroleum Co. - Class A	7,455	346,583
Carrizo Oil & Gas Inc.**	8,025	475,642
T-3 Energy Services Inc.**	12,340	525,189
		1,655,964
Oil Services 2.60%
Oil States International Inc.**	15,760	706,206

Total Energy
(Cost $2,219,852)		2,876,712

Interest Rate Sensitive 13.59%
Life & Health Insurance 2.09%
The Phoenix Companies Inc.	46,640	569,474

Other Banks 1.67%
First Community Bancorp Inc.	11,610	311,729
First State Bancorporation	10,600	141,934
		453,663
Property Casualty Insurance 3.55%
The Hanover Insurance Group, Inc.	7,850	322,949
IPC Holdings Ltd. (Bermuda)	13,510	378,279
Max Capital Group Ltd. (Bermuda)	10,110	264,781
		966,009
Securities & Asset Management 2.31%
Cowen Group Inc.**	31,370	222,413
Piper Jaffray Cos. **	11,935	405,313
		627,726
Specialty Finance 1.99%
Advanta Corp. - Class B	18,995	133,535
First Cash Financial Services Inc.**	39,460	407,622
		541,157
Thrifts 1.98%
Anworth Mortgage Asset Corp.	67,800	415,614
Imperial Capital Bancorp, Inc.	5,750	124,315
		539,929
Total Interest Rate Sensitive
(Cost $4,902,784)		3,697,958

Medical & Healthcare 14.23%
Healthcare-Services 0.44%
Centene Corp.**	8,650	120,581

Medical Products & Supplies 5.34%
Orthofix Intl. N.V. (Netherlands)**	21,050	837,158
STERIS Corp.	22,920	614,944
		1,452,102
Medical Technology 4.45%
Kendle International Inc.**	16,900	759,148
SurModics Inc.**	10,820	453,142
		1,212,290
Pharmaceuticals 4.00%
K-V Pharmaceutical Co. - Class A**	14,975	373,776
Sciele Pharma Inc.**	36,585	713,408
		1,087,184
Total Medical & Healthcare
(Cost $3,702,786)		3,872,157

Real Estate Investment Trusts (REITs) 3.71%
Industrial 1.96%
DCT Industrial Trust Inc.	53,550	533,358

Office Properties 1.75%
PS Business Parks Inc.	9,165	475,664

Total Real Estate Investment Trusts (REITs)
(Cost $1,083,066)		1,009,022

Technology 11.66%
Computer Software 2.58%
Epicor Software Corp.**	62,650	701,680

Electronic Equipment 4.39%
Belden Inc.	20,650	729,358
Rofin-Sinar Technologies Inc.**	10,350	464,715
		1,194,073

Semiconductor Capital Equipment 2.58%
Advanced Energy Industries Inc.**	29,690	393,689
Veeco Instruments Inc.**	18,560	308,653
		702,342
Semiconductors 2.11%
Fairchild Semiconductor International Inc. - Class A**	48,190	574,425

Total Technology
(Cost $3,233,177)		3,172,520

Transportation 5.70%
Trucking, Shipping & Air Freight 5.70%
Eagle Bulk Shipping, Inc.	20,240	521,382
Navios Maritime Holdings Inc. (Greece)	27,950	259,376
Tsakos Energy Navigation Ltd. (Greece)	15,700	482,932
Ultrapetrol Bahamas Ltd. (Bahamas)**	28,120	287,949
		1,551,639
Total Transportation
(Cost $1,580,603)		1,551,639

Utilities 3.21%
Regulated Electric 1.16%
Westar Energy Inc.	13,830	314,909

Regulated Gas 2.05%
South Jersey Industries Inc.	15,870	557,196

Total Utilities
(Cost $852,699)		872,105

Total Common Stocks
(Cost $26,137,297)		26,386,606

Money Market Mutual Funds 3.04%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	827,900	827,900

Total Money Market Mutual Funds
(Cost $827,900)		827,900

Total Investments
(Cost $26,965,197)	100.03%	27,214,506

Liabilities in Excess of Other Assets	(0.03%)	(6,940)

Net Assets	100.00%	$27,207,566

See Legend and Notes to Statement of Investments

Westcore Small Cap Opportunity Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country	Market Value	%
United States	$24,704,031	90.80%
Netherlands	837,158	3.08%
Greece	742,308	2.73%
Bermuda	643,060	2.36%
Bahamas	287,949	1.06%

Total Investments	27,214,506	100.03%

Liabilities in Excess of Other Assets	-6,940	(0.03%)

Net Assets	$27,207,566	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Select Fund as of March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 96.49%
Consumer Discretionary 20.17%
Hotels, Restaurants & Leisure 8.31%
International Game Technology	33,350	1,341,004
Melco PBL Entertainment Ltd. - ADR (China - Hong Kong)**	130,300	1,482,814
		2,823,818
Internet & Catalog Retail 2.34%
NetFlix Inc.**	22,900	793,485

Specialty Retail 7.02%
Abercrombie & Fitch Co. - Class A	16,300	1,192,182
TJX Companies Inc.	36,100	1,193,827
		2,386,009
Textile, Apparel & Luxury Goods 2.50%
Coach Inc.**	28,200	850,230

Total Consumer Discretionary
(Cost $6,958,588)		6,853,542

Consumer Staples 5.44%
Personal Product 5.44%
Herbalife Ltd. (Cayman Islands)	38,900	1,847,750

Total Consumer Staples
(Cost $1,536,870)		1,847,750

Financials 10.00%
Capital Markets 10.00%
Invesco Ltd. - ADR	70,900	1,727,124
Lazard Ltd. (Bermuda)	43,700	1,669,340
		3,396,464
Total Financials
(Cost $3,411,479)		3,396,464

Healthcare 28.49%
Biotechnology 14.44%
BioMarin Pharmaceutical, Inc.**	44,000	1,556,280
Cephalon Inc. **	23,800	1,532,720
Millennium Pharmaceuticals, Inc.**	117,600	1,818,095
		4,907,095
Healthcare Equipment & Supplies 4.62%
St. Jude Medical Inc.**	36,300	1,567,797

Healthcare Providers & Services 9.43%
DaVita Inc.**	35,000	1,671,600
Laboratory Corporation of America **	20,800	1,532,544
		3,204,144
Total Healthcare
(Cost $9,024,666)		9,679,036

Industrials 13.77%
Aerospace & Defense 6.22%
DRS Technologies, Inc.	36,300	2,115,564

Airlines 7.55%
Continental Airlines Inc.**	71,300	1,371,099
Delta Air Lines Inc.**	138,800	1,193,680
		2,564,779
Total Industrials
(Cost $6,042,042)		4,680,343

Information Technology 14.48%
Communications Equipment 4.14%
Polycom Inc.**	62,400	1,406,496

Computers & Peripherals 1.48%
SanDisk Corp.**	22,300	503,311

Semiconductors & Semiconductor Equipment 4.63%
Broadcom Corp.**	81,600	1,572,432

Software 4.23%
THQ, Inc.**	65,900	1,436,620

Total Information Technology
(Cost $5,134,711)		4,918,859

Materials 4.14%
Chemicals 4.14%
Celanese Corp.	36,000	1,405,800

Total Materials
(Cost $1,447,495)		1,405,800

Total Common Stocks
(Cost $33,555,851)		32,781,794

Money Market Mutual Funds 1.12%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	381,584	381,584

Total Money Market Mutual Funds
(Cost $381,584)		381,584

Total Investments
(Cost $33,937,435)	97.61%	33,163,378

Other Assets in Excess of Liabilities	2.39%	812,134

Net Assets	100.00%	$33,975,512

See Legend and Notes to Statement of Investments

Westcore Select Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country	Market Value	%
United States	$28,163,474	82.89%
Cayman Islands	1,847,750	5.44%
Bermuda	1,669,340	4.91%
Hong Kong	1,482,814	4.37%

Total Investments	33,163,378	97.61%

Other Assets in Excess of Liabilities	812,134	2.39%

Net Assets	$33,975,512	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Plus Bond Fund as of March 31, 2008 (Unaudited)
		Shares	Market Value
Common Stocks & Rights 0.05%
Industrial 0.05%
Autos 0.05%
Dana Holding Corp.**		55,430	$554,300

Total Industrial
(Cost $1,403,828)			554,300

Rights 0.00%
Delphi Corp.** (5)		12,026	–

Total Rights
(Cost –)			–

Total Common Stocks & Rights
(Cost $1,403,828)			554,300

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Convertible Preferred Stocks 0.10%
Industrial 0.10%
Autos 0.10%
Ford Motor Co. Capital Trust II,
6.500%, 1/15/2032	Caa2/CCC-	$22,000	$645,040
General Motors Corp.,
Series C, 6.250%, 7/15/2033	Caa1/B-	35,000	577,500
			1,222,540
Total Industrial
(Cost $1,780,966)			1,222,540

Total Convertible Preferred Stocks
(Cost $1,780,966)			1,222,540

Nonconvertible Preferred Stocks 2.82%
Financial 2.74%
Financial Services 0.17%
First Tennessee Bank ,
6.103%(1)(2)(3)	Baa2/BBB	1,500	1,071,094
Goldman Sachs,
6.200%, 10/31/2010	A2/A	40,000	954,800
			2,025,894
Government Sponsored Entity 1.75%
Federal Home Loan Mortgage Corp.,
8.375%, 12/31/2012	Aa3/AA-	864,400	21,091,359

Real Estate Investment Trusts (REITs) 0.82%
Apartments 0.11%
Apartment Investment & Management Co.:
Series T, 8.000%	Ba3/B+	9,000	205,110
Series V, 8.000%	Ba3/B+	34,000	763,300
Cousins Properties Inc.,
7.500%	NR/NR	15,000	306,750
			1,275,160
Healthcare 0.11%
Health Care REIT Inc.,
Series F, 7.625%	Baa3/BB+	40,000	959,600
Omega Healthcare Investors,
Series D, 8.375%	B2/B+	12,500	312,500
			1,272,100
Manufactured Homes 0.03%
Hilltop Holdings Inc.,
8.250%	NR/NR	19,500	410,280

Mortgage 0.11%
Anthracite Capital Inc.,
8.250%	NR/NR	100,000	1,325,000

Shopping Centers 0.18%
Tanger Factory Outlet,
Series C, 7.500%	Ba1/BB+	36,000	837,000
Taubman Centers Inc.:
Series G, 8.000%	B1/NR	20,000	464,600
Series H, 7.625%	B1/NR	36,100	827,773
			2,129,373

Warehouse-Industrial 0.28%
CenterPoint Properties Trust,
5.377%(1)	NR/NR	3,900	2,925,000
First Industrial Realty Trust Inc.,
6.236%(1)	Baa3/BBB-	675	506,250
			3,431,250

Total Financial
(Cost $37,202,782)			32,960,416

Utilities & Energy 0.08%
Utilities 0.08%
Southern California Edison,
5.349%, 4/30/2010	Baa2/BBB-	9,400	932,363

Total Utilities & Energy
(Cost $940,000)			932,363

Total Nonconvertible Preferred Stocks
(Cost $38,139,481)			33,892,779

Corporate Bonds 39.63%
Consumer Cyclical 0.60%
Retail 0.60%
Wal-Mart Stores Inc.,
5.800%, 2/15/2018	Aa2/AA	6,900,000	7,250,437

Total Consumer Cyclical
(Cost $7,213,573)			7,250,437

Financial 10.51%
Financial Services 4.75%
Allied Capital,
6.340%, 10/13/2012(1)(3)(5)	NR/BBB+	4,000,000	3,830,840
BHP Billiton Finance ,
5.000%, 12/15/2010	A1/A+	10,835,000	11,162,790
Charles Schwab Corp.,
8.050%, 3/1/2010	A2/A	210,000	225,936
Emigrant Capital Trust II,
5.813%, 4/14/2034(1)(2)(3)	NR/NR	850,000	851,031
FIA Card Services NA,
6.625%, 6/15/2012	Aa1/AA	2,700,000	2,927,281
Fifth Third Bancorp,
4.500%, 6/1/2018	A1/A	75,000	68,125
First Empire Capital Trust,
8.277%, 6/1/2027	A3/BBB	25,000	25,654
FMR Corp.,
7.490%, 6/15/2019(3)	A1/AA-	5,000,000	5,717,855
General Electric Capital Corp.,
Series A, 5.875%, 1/15/2010	Aaa/AAA	2,250,000	2,389,372
HSBC Holdings PLC,
6.500%, 5/2/2036	Aa3/A+	200,000	194,093
Leucadia National Corp.:
7.000%, 8/15/2013	Ba2/BB+	1,500,000	1,496,250
7.125%, 3/15/2017	Ba2/BB+	8,500,000	8,096,250
8.650%, 1/15/2027	B1/B+	635,000	635,000
Manufacturers & Traders Trust Co.,
3.850%, 4/1/2013(3)	A2/A-	526,000	497,570
Marshall & Ilsley Bank,
2.900%, 8/18/2009	Aa3/A+	354,545.45	350,642
Union Bank of California,
5.950%, 5/11/2016	A1/A	3,000,000	2,936,697
USAA Capital Corp.,
Series MTNB, 4.640%, 12/15/2009(3)	Aa1/AAA	1,500,000	1,528,110
Wachovia Capital Trust III,
5.800%, 8/29/2049	A2/A-	3,300,000	2,352,709
Wells Fargo & Co.,
5.625%, 12/11/2017	Aa1/AA+	11,500,000	11,793,538
			57,079,743
Foreign Financials 0.21%
Swedish Export Credit (Sweden),
Series MTNC, 4.125%, 10/15/2008	Aa1/AA+	2,500,000	2,519,990

Insurance 0.61%
Berkshire Hathaway ,
4.850%, 1/15/2015	Aaa/AAA	1,000,000	1,044,250
Fund American Companies Inc.,
5.875%, 5/15/2013	Baa2/BBB	4,375,000	4,567,295
Prudential Financial,
Series MTNB, 4.350%, 5/12/2015	A3/A+	1,533,382	1,588,578

Zurich Reinsurance,
7.125%, 10/15/2023	Baa3/BBB	200,000	193,640
			7,393,763
Real Estate Investment Trusts (REITs) 4.94%
Apartments 0.42%
BRE Properties Inc.,
7.450%, 1/15/2011	Baa2/BBB	1,200,000	1,244,220
Colonial Realty LP,
4.750%, 2/1/2010	Baa3/BBB-	3,210,000	3,163,908
United Dominion Realty Trust,
Series MTNE, 3.900%, 3/15/2010	Baa2/BBB	625,000	601,413
			5,009,541
Diversified 0.77%
National Retail Properties Inc.,
6.250%, 6/15/2014	Baa3/BBB-	975,000	972,172
Prime Property Funding,
5.600%, 6/15/2011(3)	A3/A	2,410,000	2,414,056
Vornado Realty LP,
4.750%, 12/1/2010	Baa2/BBB	2,101,000	2,023,376
Washington REIT,
5.250%, 1/15/2014	Baa1/BBB+	3,850,000	3,892,662
			9,302,266
Healthcare 0.47%
Healthcare Realty Trust Inc.:
8.125%, 5/1/2011	Baa3/BBB-	375,000	401,809
5.125%, 4/1/2014	Baa3/BBB-	3,125,000	2,906,325
Nationwide Health ,
6.000%, 5/20/2015	Baa3/BBB-	2,000,000	1,966,452
Senior Housing Properties Trust,
8.625%, 1/15/2012	Ba1/BB+	325,000	335,563
			5,610,149
Hotels 0.24%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	Ba1/BB	3,075,000	2,890,500

Office Property 0.03%
Boston Properties LP,
5.000%, 6/1/2015	Baa2/A-	375,000	334,865

Regional Malls 0.98%
Rouse Co.,
8.000%, 4/30/2009	Ba1/BB-	775,000	761,018
Simon Property Group:
5.250%, 12/1/2016	A3/A-	8,950,000	8,147,900
7.375%, 6/15/2018	A3/A-	2,868,000	2,906,477
			11,815,395
Restaurants 0.08%
Trustreet Properties Inc.,
7.500%, 4/1/2015	Aaa/AAA	850,000	927,021

Shopping Centers 1.19%
Developers Diversified Realty ,
5.375%, 10/15/2012	Baa2/BBB	2,200,000	2,057,354
Kimco Realty Corp.:
Series MTNC, 5.980%, 7/30/2012	Baa1/A-	1,800,000	1,821,404
5.783%, 3/15/2016	Baa1/A-	2,000,000	1,905,362
Weingarten Realty Investors:
7.000%, 7/15/2011	Baa1/BBB+	550,000	581,640
4.857%, 1/15/2014	Baa1/BBB+	2,015,000	1,928,802
6.640%, 7/15/2026	Baa1/BBB+	545,000	533,278
Westfield Capital (Australia),
5.700%, 10/1/2016(3)	A2/A-	6,000,000	5,435,399
			14,263,239
Timber 0.21%
Plum Creek Timberland,
5.875%, 11/15/2015	Baa3/BBB-	2,400,000	2,490,737

Warehouse-Industrial 0.55%
Prologis Trust:
5.500%, 4/1/2012	Baa1/BBB+	4,375,000	4,391,227
7.810%, 2/1/2015	Baa1/BBB+	1,000,000	1,122,584
7.625%, 7/1/2017	Baa1/BBB+	1,100,000	1,138,663
			6,652,474
Total Financial
(Cost $128,742,185)			126,289,683

Industrial 17.27%
Airlines 0.16%
Delta Air Lines Inc.,
10.000%, 8/15/2008	NR/NR	336,000	10,080

Southwest Airlines Co. 2007-1 Pass Through Trust,
Series 2007-1, 6.150%, 8/1/2022(5)	Aa3/AA-	1,950,000	1,913,769
			1,923,849
Autos 3.07%
American Honda Finance Corp.,
5.125%, 12/15/2010(3)	Aa3/A+	3,600,000	3,777,109

BMW US Capital Inc.,
5.730%, 11/1/2015(1)(3)(5)	A1/A+	12,000,000	12,622,801
DaimlerChrysler CPI Notes,
Structured Repackaged Asset-Backed Trust Securities
Series DCX, 6.280%, 11/15/2013(1)(2)(3)	NR/BBB+	3,465,000	3,489,740
DaimlerChrysler NA Holdings Corp.,
6.500%, 11/15/2013	A3/BBB+	3,075,000	3,245,699
Delphi Corp.,
6.500%, 5/1/2009**(6)	WR/NR	1,000,000	330,000
Ford Capital BV (Netherlands),
9.500%, 6/1/2010	Caa1/CCC+	1,200,000	1,086,000
Ford Motor Co.,
7.450%, 7/16/2031	Caa1/CCC+	2,775,000	1,845,375
Ford Motor Credit Co. LLC:
7.875%, 6/15/2010	B1/B	2,000,000	1,745,514
8.000%, 12/15/2016	B1/B	3,250,000	2,549,242
General Motors Acceptance Corp.,
6.750%, 12/1/2014	B1/B+	5,900,000	4,181,896
General Motors Corp.,
8.250%, 7/15/2023	Caa1/B-	2,850,000	2,009,250
			36,882,626
Beverages 1.76%
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	A3/A-	9,700,000	9,763,467
The Coca-Cola Co.,
5.350%, 11/15/2017	Aa3/A+	10,950,000	11,456,065
			21,219,532
Brewery 0.47%
Anheuser-Busch Companies Inc.:
4.950%, 1/15/2014	A2/A	175,000	181,154
5.050%, 10/15/2016	A2/A	450,000	454,810
5.500%, 1/15/2018	A2/A	4,900,000	5,077,276
			5,713,240
Cable & Media 1.05%
AT&T Broadband Corp.,
8.375%, 3/15/2013	Baa2/BBB+	2,975,000	3,309,447
Cox Communications Inc.,
7.250%, 11/15/2015	Baa3/BBB-	3,000,000	3,253,956
Cox Enterprises Inc.,
7.875%, 9/15/2010(3)	Baa3/BB+	3,000,000	3,226,827
Time Warner Inc.,
9.150%, 2/1/2023	Baa2/BBB+	2,410,000	2,795,935
			12,586,165
Chemicals 0.25%
Borden Inc.,
7.875%, 2/15/2023	Caa1/CCC+	775,000	484,375
Dow Chemical Co.,
6.125%, 2/1/2011	A3/A-	350,000	368,504
Ferro Corp.,
9.125%, 1/1/2009	B1/B+	1,325,000	1,364,749
PPG Industries Inc.,
6.875%, 2/15/2012	A3/A-	688,000	758,239
			2,975,867
Food 0.43%
Tesco PLC (United Kingdom),
5.500%, 11/15/2017	A1/A+	5,000,000	5,112,075

HealthCare 1.01%
Baxter FinCo BV (Netherlands),
4.750%, 10/15/2010	A3/A+	1,175,000	1,214,656
Eli Lilly & Co.,
5.500%, 3/15/2027	Aa3/AA	10,000,000	9,830,670
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 3/15/2014(1)(3)(5)	NR/NR	1,090,000	1,111,800
			12,157,126

Leisure 1.17%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015(3)	Caa1/CCC+	10,370,000	7,362,700
MGM Mirage:
7.625%, 7/15/2013	B1/B+	1,500,000	1,391,250
7.250%, 8/1/2017	Ba2/BB	4,050,000	3,655,125

Station Casinos Inc.,
6.875%, 3/1/2016	Caa1/B-	2,900,000	1,703,750
			14,112,825
Other Industrials 3.32%
Advanced Micro Devices Inc.,
7.750%, 11/1/2012	WR/B	645,000	524,063

Amerigas Partners,
7.250%, 5/20/2015	B1/NR	1,250,000	1,237,500
Aramark Corp.,
8.500%, 2/1/2015	B3/B	3,575,000	3,601,813
BAE Systems Holdings Inc.,
4.750%, 8/15/2010(3)	Baa2/BBB+	1,775,000	1,841,788
Burlington Resources Inc.,
6.875%, 2/15/2026	A2/A	1,000,000	1,111,986
Costco Wholesale Corp.,
5.500%, 3/15/2017	A2/A	2,800,000	2,900,965
Federal Express Corp.,
1994 Pass Through Trust, Series A2, 7.890%, 9/23/2008	Baa1/NR	76,496	78,391
1997 Pass Through Trust, Series 1997-A, 7.500%, 1/15/2018(4)	A3/A+	688,310	748,537
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	Ba2/BB	2,800,000	2,978,500
General Electric Co.,
5.250%, 12/6/2017	Aaa/AAA	5,000,000	5,006,245
Kennametal Inc.,
7.200%, 6/15/2012	Baa3/BBB	7,880,000	8,642,635
Levi Strauss & Co.,
9.750%, 1/15/2015	B2/B+	500,000	500,625
Science Applications:
6.250%, 7/1/2012	A3/A-	2,700,000	2,975,208
5.500%, 7/1/2033	A3/A-	1,225,000	1,063,021
Sweetwater Investors LLC,
5.875%, 5/15/2014(1)(3)	NR/BBB-	517,331.96	558,149
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(3)	Baa3/BBB-	5,400,000	4,941,329
WM Wrigley Jr Co.,
4.650%, 7/15/2015	A1/A+	1,125,000	1,136,046
			39,846,801
Pharmaceuticals 1.75%
Abbott Laboratories,
5.150%, 11/30/2012	A1/AA	10,125,000	10,798,586
Medco Health Solutions, Inc.,
6.125%, 3/15/2013	Baa3/BBB	10,075,000	10,220,372
			21,018,958
Retail-Drug Stores 0.17%
CVS Caremark Corp.,
5.750%, 6/1/2017	Baa2/BBB+	2,000,000	2,036,158

Telecom & Related 0.07%
American Tower Corp.,
7.500%, 5/1/2012	Ba1/BB+	500,000	513,750
Qwest Communications International Inc.,
6.565%, 2/15/2009(2)	Ba3/B+	167,000	166,165
Verizon Global ,
4.375%, 6/1/2013	A3/A	125,000	122,405
			802,320
Transportation 2.59%
Burlington Northern Santa Fe Corp.,
5.750%, 3/15/2018	Baa1/BBB	11,000,000	11,061,633
4.575%, 1/15/2021	Aa2/A	1,485,110.55	1,370,975
CSX Corp.,
6.250%, 10/15/2008	Baa3/BBB-	17,000,000	17,218,008
CSX Transportation Inc.,
9.750%, 6/15/2020	Baa3/BBB-	1,250,000	1,505,665
			31,156,281
Total Industrial
(Cost $211,268,792)			207,543,823

Utilities & Energy 11.25%
Energy-Non Utility 6.85%
Ametek Inc.,
7.200%, 7/15/2008	Baa3/BBB	2,035,000	2,055,867
ConocoPhillips,
8.750%, 5/25/2010	A1/A	11,000,000	12,288,353
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	Baa1/BBB	1,564,000	1,701,587
5.650%, 4/15/2020	Baa1/BBB	1,225,000	1,224,969
Duke Energy Carolinas LLC,
5.300%, 10/1/2015	A2/A	10,150,000	10,517,967

Forest Oil Corp.,
7.250%, 6/15/2019(3)	B1/BB-	9,825,000	10,046,062
Kerr-McGee Corp.,
6.950%, 7/1/2024	Baa3/BBB-	4,500,000	4,782,353
Northern Border Partners LP:
Series A, 8.875%, 6/15/2010	Baa2/BBB	1,000,000	1,100,725
7.100%, 3/15/2011	Baa2/BBB	1,000,000	1,067,261
Northern Natural Gas Co.,
5.375%, 10/31/2012(3)	A2/A	350,000	369,583
Southwestern Energy Co.,
7.500%, 2/1/2018(3)	Ba2/BB+	8,295,000	8,626,800
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	Baa3/BB	75,000	74,358
7.000%, 10/15/2028	Baa3/BB	9,775,000	9,790,836
Transcontinental Gas Pipe Line ,
6.400%, 4/15/2016	Baa2/BBB-	5,725,000	5,903,906
Valero Energy Corp.,
6.125%, 6/15/2017	Baa3/BBB	3,175,000	3,214,164
Weatherford International, Ltd. (Bermuda),
5.150%, 3/15/2013	Baa1/BBB+	8,485,000	8,505,220
Whiting Petroleum Corp.,
7.000%, 2/1/2014	B1/B	1,000,000	995,000
			82,265,011
Utilities 4.40%
Centerpoint Energy Inc.,
Series B, 7.250%, 9/1/2010	Ba1/BBB-	2,350,000	2,499,345
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	Baa2/BBB	5,275,000	5,368,383
FPL Group Capital Inc.:
5.625%, 9/1/2011	A2/A-	3,175,000	3,349,993
6.350%, 10/1/2066	A3/BBB+	3,900,000	3,553,469
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037(3)	A2/A	850,000	792,186
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(3)	Baa1/BBB	400,000	436,526
Midamerican Energy Holdings Co.,
5.875%, 10/1/2012	Baa1/BBB+	200,000	211,636
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	Baa3/BB+	9,067,000	8,957,453
Series R, 6.750%, 7/1/2037	Baa3/BB+	2,850,000	2,748,018
Oncor Electric Delivery Co.,
7.000%, 9/1/2022	Ba1/BBB-	10,577,000	10,154,386
Pacific Gas & Electric,
4.800%, 3/1/2014	A3/BBB+	700,000	707,146
Pacificorp,
6.900%, 11/15/2011	A3/A-	2,107,000	2,309,021
Portland General Electric,
7.875%, 3/15/2010	Baa2/BBB	200,000	214,844
Power Contract Financing LLC,
6.256%, 2/1/2010(3)	Baa2/BBB	134,705.67	138,243
Power Receivables Finance LLC,
6.290%, 1/1/2012(3)	Baa2/BBB	59,452.62	62,264
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	Baa1/BBB	3,075,000	3,094,569
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	A1/A+	3,550,000	3,570,775
Tenaska Alabama II Partners LP,
6.125%, 3/30/2023(3)	Baa3/BBB-	262,815.5	267,563
Tenaska Virginia Partners LP,
6.119%, 3/30/2024(3)	Baa3/BBB-	229,572.212	241,183
Westar Energy Inc.,
5.100%, 7/15/2020	Baa2/BBB	3,265,000	3,107,199
WPD Holdings,
7.250%, 12/15/2017(3)	Baa3/BBB-	875,000	1,017,456
			52,801,658
Total Utilities & Energy
(Cost $135,457,385)			135,066,669

Total Corporate Bonds
(Cost $482,681,935)			476,150,612

Municipal Bonds 0.83%
Revenue Bonds 0.83%
Airport 0.83%
Denver City & County Airport Revenue,
11.000%, 11/15/2024	NR/AAA	10,000,000	10,000,000

Total Revenue Bonds
(Cost $10,000,000)			10,000,000

Total Municipal Bonds
(Cost $10,000,000)			10,000,000

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 32.92%
Asset Backed Securities 4.61%
AmeriCredit Automobile Receivables Trust,
Series 2007-BF, Class A3A, 5.160%, 4/6/2012	Aaa/AAA	4,000,000	3,994,132
Banc of America Funding Corp.:
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	Aa1/AAA	500,000	423,464
Series 2005-4, Class 2A4, 5.500%, 8/1/2035	Aa1/AAA	1,000,000	863,874
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 4/25/2020(4)	Aa1/NR	833,000	716,003
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.911%, 10/25/2033(2)	Aaa/AAA	234,286	210,171
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.910%, 1/18/2011	Aaa/AAA	1,100,000	1,115,390
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2017	Aaa/AAA	5,425,000	5,289,375
Chase Mortgage Finance Corp.,
Series 2007-S2, Class 2A1, 5.500%, 3/25/2037	Aaa/AAA	14,788,316	14,500,403
Citibank Credit Card Issuance Trust:
Series 2003-A6, Class A6, 2.900%, 5/15/2008(4)	Aaa/AAA	300,000	300,026
Series 2005-B1, Class B1, 4.400%, 9/15/2010	A2/A	2,500,000	2,504,828
Community Reinvestment Revenue Notes,
Series 2006-18, Class A2, 5.730%, 6/1/2031(1)(3)	NR/AAA	1,250,000	1,297,531
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.480%, 11/25/2014(4)	Aaa/AAA	314,699	314,636
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 3/1/2011(4)	Aaa/AAA	400,000	419,283
Diversified REIT Trust,
Series 1999-1A, Class D, 6.780%, 3/18/2011(5)	Baa3/NR	300,000	303,468
Ford Credit Auto,
Series 2005-C, Class B, 4.520%, 9/15/2010	Aaa/AAA	3,000,000	3,026,388
Harley-Davidson Motorcycle Trust:
Series 2003-3, Class A2, 2.760%, 3/15/2008(4)	Aaa/AAA	130,925	130,414
Series 2007-1, Class B, 5.370%, 1/15/2011(4)	A1/A	1,000,000	990,280
Honda Auto Receivables Owner Trust,
Series 2007-2, Class A3, 5.460%, 5/23/2011	Aaa/NR	12,000,000	12,286,249
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 4/20/2014(3)(4)	Aaa/AAA	541,555	564,730
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 4.035%, 3/25/2009(4)	Aaa/AAA	244,173	245,310
Vanderbilt Mortgage and Finance Inc.,
Series 2002-B, Class B1, 5.850%, 4/7/2018	Baa2/BBB	445,039	433,849
Washington Mutual,
Series 2003-AR3, Class B1, 5.510%, 4/25/2033	Aaa/AAA	76,377	73,097
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.710%, 12/25/2033	NR/AAA	897,902	818,747
Series 2004-O, Class A1, 4.897%, 8/25/2034	Aaa/AAA	4,642,995	4,234,806
Series 2004-E, Class A1, 4.875%, 11/25/2039	Aaa/AAA	324,711	296,462
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4, 6.980%, 12/26/2008	Aaa/AAA	14,964	15,098
			55,368,014

Collateralized Debt Obligations 0.48%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 5.549%, 2/24/2014(1)(2)(3)(4)	NR/BBB-	500,000	75,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 8.500%, 8/28/2012(1)(3)(4)(7)	NR/BB-	800,000	320,656
Crest Ltd. Series 2003-2A (Cayman Islands),
Class PS, 6.000%, 12/28/2013(1)(3)(4)(7)	NR/NR	620,174	219,504
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014(1)(3)(4)	Ba2/BB	750,000	312,653
Fairfield Street Solar, Class F, 7.955%, 12/28/2014(1)(2)(3)(4)	NR/BB-	1,000,000	328,020
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 22.000%, 12/4/2012(1)(3)(4)(7)	NR/NR	150,000	105,000
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(3)(4)(5)	NR/BBB+	600,000	366,960
Preferred CPO Ltd. (Cayman Islands),
10.026%, 7/26/2010(1)(3)(4)	Baa3/NR	950,000	664,999
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 24.907%, 7/3/2012(1)(3)(4)(7)	NR/NR	250,000	101,250
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 7/3/2013(1)(3)(4)(7)	NR/NR	350,000	234,500
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Subordinate Income Notes, 5.300%, 9/24/2008(1)(2)(3)(4)	A2/NR	500,000	476,780
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 10/3/2013(1)(3)(4)(7)	NR/NR	350,000	233,975

Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 12/24/2013(1)(3)(4)(7)	NR/NR	500,000	320,000
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 18.000%, 3/24/2014(1)(3)(4)(7)	NR/NR	500,000	335,000
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 17.500%, 6/17/2014(1)(3)(4)(7)	NR/NR	500,000	323,550
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 16.800%, 2/15/2014(1)(3)(4)(5)(7)	NR/NR	500,000	175,000
Series 2005-1, 0.000%, 3/15/2015**(1)(3)(4)(5)(6)(7)	NR/NR	750,000	225,000
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(1)(3)(4)(5)(6)(7)	Ba3/NR	800,000	8,000
Soloso Bank Pref (Cayman Islands),
15.000%, 10/15/2015(1)(3)(4)(5)(7)	NR/NR	750,000	375,000
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 16.000%, 9/30/2013(1)(3)(4)(7)	NR/NR	250,000	148,728
Tricadia (Cayman Islands):
Series 2003-1, Class PS, 17.575%, 12/15/2013(1)(3)(4)(5)(7)	NR/NR	250,000	112,500
Series 2004-2A, Class C, 8.876%, 12/15/2019(1)(2)(3)(4)(5)	Baa1/BBB+	482,692	333,058
			5,795,133

Collateralized Mortgage Obligations 0.09%
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	NR/AAA	330,855	284,994
Series 2005-8, Class A14, 5.500%, 9/25/2035	Aa1/AAA	1,000,000	845,963
			1,130,957

Commercial Mortgage-Backed Securities 1.52%
Crown Castle Towers LLC,
Series 2005-1A, Class C, 5.074%, 6/15/2010(4)(5)	A2/NR	8,500,000	8,197,230
Global Signal Trust:
Series 2004-2A, Class G, 7.113%, 12/15/2014(3)(4)(5)	Ba2/NR	1,225,000	1,102,120
Series 2006-1, Class E, 6.495%, 2/15/2036(3)(4)(5)	Baa3/NR	1,000,000	898,750
SBA CMBS Trust:
Series 2006-1A, Class A, 5.314%, 11/15/2036(3)(5)	Aaa/NR	4,570,000	4,507,665
Series 2006-1A, Class C, 5.559%, 11/15/2036(3)(5)	A2/NR	3,300,000	3,113,352
Times Square Hotel Trust,
8.528%, 8/1/2026(1)(3)(5)	Baa3/BB+	381,274.34	453,888
			18,273,005

Agency Mortgage-Backed Securities 26.22%
FHLMC:
Gold Pool #G00336, 6.000%, 10/1/2024		209,284	216,463
Pool #781804, 5.062%, 7/1/2034(2)		2,917,024	2,989,197
Pool #781811, 5.120%, 7/1/2034(2)		1,357,283	1,393,159
Pool #781958, 5.078%, 9/1/2034(2)		3,709,852	3,798,633
Gold Pool #G08061, 5.500%, 6/1/2035		1,636,245	1,655,641
Gold Pool #G01960, 5.000%, 12/1/2035		7,646,815	7,584,822
Gold Pool #A41748, 5.000%, 1/1/2036		9,934,192	9,853,656
Gold Pool #A42128, 5.500%, 1/1/2036		15,712,976	15,899,238
Gold Pool #G02064, 5.000%, 2/1/2036		12,729,680	12,626,481
Gold Pool #G02386, 6.000%, 11/1/2036		30,916,873	31,746,373
Pool #1G1317, 5.990%, 11/1/2036		19,991,019	20,274,512
Gold Pool #G03189, 6.500%, 9/1/2037		45,325,459	47,065,956
FNMA:
Pool #356801, 6.000%, 12/1/2008		1,541	1,553
Pool #703703, 5.026%, 1/1/2033(2)		106,814	107,964
Pool #555717, 4.346%, 8/1/2033(2)		318,213	323,576
Pool #779610, 4.981%, 6/1/2034(2)		424,180	424,171
Pool #725705, 5.000%, 8/1/2034		3,171,856	3,148,251
Pool #809893, 5.063%, 3/1/2035(2)		1,793,466	1,831,492
Pool #809894, 4.934%, 3/1/2035(2)		2,200,775	2,236,027
Pool #255706, 5.500%, 5/1/2035		18,101,123	18,312,145
Pool #836496, 5.000%, 10/1/2035		15,545,433	15,411,229
Pool #735897, 5.500%, 10/1/2035		9,459,115	9,569,390
Pool #850582, 5.500%, 1/1/2036		5,495,266	5,559,330
Pool #845471, 5.000%, 5/1/2036		1,528,642	1,491,080
Pool #190377, 5.000%, 11/1/2036		19,568,612	19,399,676
Pool #907772, 6.000%, 12/1/2036		11,739,043	11,922,360
Pool #888405, 5.000%, 12/1/2036		4,844,832	4,803,007
Pool #256526, 6.000%, 12/1/2036		34,242,511	34,777,242
Pool #910881, 5.000%, 2/1/2037		14,814,435	14,450,415
GNMA:
Pool #780019, 9.500%, 12/15/2009		23,243	23,884
Pool #550656, 5.000%, 9/15/2035		2,396,773	2,400,413
Pool #658568, 5.000%, 8/15/2036		319,614	320,057
Pool #658056, 5.000%, 8/15/2036		4,229,946	4,235,817
Pool #609003, 5.000%, 8/15/2036		9,100,732	9,113,364
			314,966,574

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $396,617,112)		395,533,683

U.S. Government & Agency Obligations 20.54%
FHLB,
Series P713, 5.125%, 11/18/2013	75,000	76,190
FHLB,
Structured Repackaged Asset-Backed Trust Securities
Series FHLB, 6.420%, 8/15/2019(1)(2)(3)	2,150,000	2,020,033
FNMA:
5.221%, 2/17/2009(2)	2,000,000	2,021,260
8.200%, 3/10/2016	55,000	70,799
U.S. Treasury Bond,
6.000%, 2/15/2026	28,100,000	34,016,371
U.S. Treasury Note,
4.250%, 1/15/2011	185,000,000	198,007,904
U.S. Treasury Strip Bond,
0.000%, 11/15/2018	16,200,000	10,581,516
Total U.S. Government & Agency Obligations
(Cost $230,861,881)		246,794,073

Money Market Mutual Funds 2.46%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	29,538,766	29,538,766

Total Money Market Mutual Funds
(Cost $29,538,766)		29,538,766

Total Investments
(Cost $1,191,023,969)	99.35%	1,193,686,753

Other Assets in Excess of Liabilities	0.65%	7,794,138

Net Assets	100.00%	$1,201,480,891

See Legend and Notes to Statement of Investments

Westcore Plus Bond Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country	Market Value	%
United States	$1,149,313,484	95.66%
Netherlands	12,064,123	1.00%
Bermuda	8,505,220	0.71%
Cayman Islands	5,795,133	0.48%
Australia	5,435,399	0.45%
United Kingdom	5,112,075	0.43%
Canada	4,941,329	0.41%
Sweden	2,519,990	0.21%

Total Investments	1,193,686,753	99.35%

Other Assets in Excess of Liabilities	7,794,138	0.65%

Net Assets	$1,201,480,891	100.00%

Westcore MIDCO Growth Fund as of March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 96.01%
Consumer Discretionary 20.91%
Auto Components 1.50%
ArvinMeritor Inc.	189,900	$2,375,649

Hotels, Restaurants & Leisure 7.28%
International Game Technology	58,600	2,356,306
Melco PBL Entertainment Ltd. - ADR (China - Hong Kong)**	322,400	3,668,911
Vail Resorts Inc.**	59,700	2,882,913
Wynn Resorts Ltd.	26,400	2,656,896
		11,565,026
Internet & Catalog Retail 0.58%
NetFlix Inc.**	26,700	925,155

Media 1.79%
Marvel Entertainment Inc.**	106,000	2,839,740

Specialty Retail 5.81%
Abercrombie & Fitch Co. - Class A	47,700	3,488,778
GameStop Corp.**	48,500	2,507,935
TJX Companies Inc.	97,800	3,234,246
		9,230,959
Textiles Apparel & Luxury Goods 3.95%
Coach Inc.**	75,400	2,273,310
CROCS Inc.**	97,300	1,699,831
Polo Ralph Lauren Corp.	39,400	2,296,626
		6,269,767
Total Consumer Discretionary
(Cost $33,057,087)		33,206,296

Consumer Staples 3.61%
Food & Staples Retailing 0.90%
United Natural Foods Inc.**	76,500	1,431,315

Food Products 0.79%
Hain Celestial Group Inc.**	42,600	1,256,700

Personal Product 1.92%
Herbalife Ltd. (Cayman Islands)	64,200	3,049,500

Total Consumer Staples
(Cost $5,812,450)		5,737,515

Energy 10.42%
Energy Equipment & Services 3.94%
Cameron International Corp.**	63,500	2,644,140
Noble Corp.	29,900	1,485,133
Oceaneering International Inc.**	33,800	2,129,400
		6,258,673
Oil, Gas & Consumable Fuels 6.48%
Denbury Resources Inc.**	87,800	2,506,690
Newfield Exploration Co.**	36,500	1,929,025
Range Resources Corp.	52,000	3,299,400
Ultra Petroleum Corp.**	33,100	2,565,250
		10,300,365
Total Energy
(Cost $10,255,556)		16,559,038

Financials 8.48%
Capital Markets 8.13%
Eaton Vance Corp.	79,800	2,434,698
Invesco Ltd - ADR	106,900	2,604,084
Jefferies Group Inc.	79,300	1,279,109
Lazard Ltd. (Bermuda)	61,300	2,341,660
MF Global Ltd.**	48,700	482,617
T. Rowe Price Group Inc.	75,300	3,765,000
		12,907,168
Insurance 0.35%
HCC Insurance Holdings Inc.	24,650	559,309

Total Financials
(Cost $11,984,806)		13,466,477

Healthcare 17.39%
Biotechnology 6.11%
BioMarin Pharmaceutical, Inc.**	62,100	2,196,477
Cephalon Inc. **	42,700	2,749,880
Millennium Pharmaceuticals, Inc.**	187,300	2,895,658
United Therapeutics Corp.**	21,400	1,855,380
		9,697,395
Healthcare Equipment & Supplies 4.86%
ArthroCare Corp.**	62,000	2,067,700
Orthofix Intl. N.V. (Netherlands)**	69,700	2,771,969
St. Jude Medical Inc.**	66,700	2,880,773
		7,720,442
Healthcare Providers & Services 4.08%
DaVita Inc.**	51,550	2,462,028
Humana, Inc.**	34,500	1,547,670
Laboratory Corporation of America **	33,600	2,475,648
		6,485,346
Life Sciences Tools & Services 1.12%
Illumina Inc.**	23,400	1,776,060

Pharmaceuticals 1.22%
Endo Pharmaceuticals Holdings Inc.**	81,100	1,941,534

Total Healthcare
(Cost $24,672,378)		27,620,777

Industrials 15.72%
Aerospace & Defense 5.50%
BE Aerospace Inc.**	89,000	3,110,550
DRS Technologies, Inc.	62,800	3,659,984
Spirit Aerosystems Holdings Inc.**	88,300	1,958,494
		8,729,028
Air Freight & Logistics 1.25%
HUB Group Inc.**	60,400	1,986,556

Airlines 2.45%
Airtran Holdings Inc.**	222,500	1,468,500
Continental Airlines Inc.**	77,200	1,484,556
Delta Air Lines Inc.**	108,400	932,240
		3,885,296
Commercial Services & Supplies 0.86%
Monster Worldwide Inc.**	56,700	1,372,707

Construction & Engineering 1.47%
Jacobs Engineering Group Inc.**	31,800	2,340,162

Machinery 3.66%
Oshkosh Truck Corp.	75,600	2,742,768
Pentair Inc.	96,200	3,068,780
		5,811,548
Road & Rail 0.53%
JB Hunt Transport Services, Inc.	26,800	842,324

Total Industrials
(Cost $28,156,364)		24,967,621

Information Technology 15.43%
Communications Equipment 1.79%
Polycom Inc.**	125,800	2,835,532

Computers & Peripherals 0.80%
SanDisk Corp.**	56,300	1,270,691

Electronic Equipment & Instruments 1.30%
Dolby Laboratories, Inc.**	56,900	2,063,194

Internet Software & Services 2.63%
Akamai Technologies Inc.**	79,000	2,224,640
Equinix, Inc.**	29,400	1,954,806
		4,179,446
Semiconductors & Semiconductor Equipment 5.13%
Broadcom Corp. - Class A**	68,500	1,319,995
Intersil Corp.	88,300	2,266,661
Marvell Technology Group Ltd.**	146,100	1,589,568
Silicon Laboratories Inc.**	69,700	2,198,338
Varian Semiconductor Equipment Associates Inc.**	27,700	779,755
		8,154,317

Software 3.78%
Amdocs Ltd. (Guernsey)**	75,700	2,146,852
Autodesk Inc.**	12,300	387,204
Take-Two Interactive Software Inc.**	62,100	1,584,792
THQ, Inc.**	86,400	1,883,520
		6,002,368
Total Information Technology
(Cost $28,030,342)		24,505,548

Materials 2.28%
Chemicals 2.28%
Celanese Corp.	92,900	3,627,745

Total Materials
(Cost $3,089,287)		3,627,745

Telecommunication Services 1.77%
Diversified Telecommunication Services 1.24%
Time Warner Telecom, Inc.**	127,300	1,971,877

Wireless Telecommunication Services 0.53%
NII Holdings Inc.**	26,300	835,814

Total Telecommunication Services
(Cost $3,859,541)		2,807,691

Total Common Stocks
(Cost $148,917,811)		152,498,708

Money Market Mutual Funds 2.40%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	3,820,741	3,820,741

Total Money Market Mutual Funds
(Cost $3,820,741)		3,820,741

Total Investments
(Cost $152,738,552)	98.41%	156,319,449

Other Assets in Excess of Liabilities	1.59%	2,518,573

Net Assets	100.00%	$158,838,022

See Legend and Notes to Statement of Investments

Westcore MIDCO Growth Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country	Market Value	%
United States	$142,340,556	89.61%
Hong Kong	3,668,912	2.31%
Cayman Islands	3,049,500	1.92%
Netherlands	2,771,969	1.75%
Bermuda	2,341,660	1.47%
Guernsey	2,146,852	1.35%

Total Investments	156,319,449	98.41%

Other Assets in Excess of Liabilities	2,518,573	1.59%

Net Assets	$158,838,022	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Mid-Cap Value Fund as of March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 99.62%
Basic Materials 5.68%
Other Materials (Rubber & Plastic) 5.68%
Crown Holdings Inc.**	140,950	$3,546,302
Pactiv Corp.**	49,450	1,296,085
		4,842,387
Total Basic Materials
(Cost $3,118,576)		4,842,387

Capital Goods 10.40%
Electric Equipment 3.71%
General Cable Corp.**	53,500	3,160,245

Farm Equipment 2.72%
CNH Global N.V. - ADS (Netherlands)	44,505	2,315,595

Industrial Products 1.06%
Parker Hannifin Corp.	13,025	902,242

Machinery 2.91%
Manitowoc Co. Inc.	60,850	2,482,680

Total Capital Goods
(Cost $7,259,700)		8,860,762

Commercial Services 6.95%
Business Products & Services 3.17%
Quanta Services Inc. **	116,675	2,703,359

Environmental & Pollution Control 2.49%
Waste Connections Inc. **	69,090	2,123,827

Transaction Processing 1.29%
Metavante Technologies Inc.**	54,983	1,099,110

Total Commercial Services
(Cost $6,174,983)		5,926,296

Communications 3.81%
Telecomm Equipment & Solutions 3.81%
Adtran Inc.	42,350	783,475
CommScope Inc.**	70,700	2,462,481
		3,245,956
Total Communications
(Cost $3,323,159)		3,245,956

Consumer Cyclicals 11.87%
Clothing & Accessories 3.41%
Abercrombie & Fitch Co. - Class A	13,500	987,390
TJX Companies Inc.	58,000	1,918,059
		2,905,449
Hotels & Gaming 2.03%
Starwood Hotels & Resorts Worldwide Inc.	33,450	1,731,038

Motor Vehicle Parts 1.99%
Autoliv Inc.	33,800	1,696,760

Restaurants 2.80%
Darden Restaurants Inc.	73,250	2,384,288

Specialty Retail 1.64%
Tiffany & Co.	33,560	1,404,150

Total Consumer Cyclicals
(Cost $9,297,713)		10,121,685

Consumer Staples 5.69%
Food & Agricultural Products 5.69%
Bunge Ltd.	10,850	942,648
Smithfield Foods Inc.**	60,400	1,555,904
Tyson Foods Inc. - Class A	147,350	2,350,233
		4,848,785
Total Consumer Staples
(Cost $4,851,970)		4,848,785

Energy 6.79%
Exploration & Production 5.74%
Denbury Resources Inc.**	47,800	1,364,690
Forest Oil Corp.**	26,800	1,312,128
Range Resources Corp.	34,950	2,217,578
		4,894,396
Refining & Marketing 1.05%
Holly Corp.	20,700	898,587

Total Energy
(Cost $2,576,110)		5,792,983

Interest Rate Sensitive 17.89%
Life & Health Insurance 3.74%
Protective Life Corp.	42,000	1,703,520
Reinsurance Group of America, Inc.	27,200	1,480,768
		3,184,288
Other Banks 0.98%
Colonial BancGroup Inc.	87,150	839,255

Property Casualty Insurance 3.88%
Assured Guaranty Ltd. (Bermuda)	72,300	1,716,401
PartnerRe Ltd. (Bermuda)	20,840	1,590,092
		3,306,493
Regional Banks 2.20%
Marshall & Ilsley Corp.	54,849	1,272,497
Zions Bancorporation	13,200	601,260
		1,873,757
Securities & Asset Management 6.43%
Affiliated Managers Group Inc.**	24,750	2,245,815
Invesco Ltd. - ADR	132,700	3,232,571
		5,478,386
Specialty Finance 0.66%
American Capital Strategies Ltd.	16,550	565,348

Total Interest Rate Sensitive
(Cost $15,961,708)		15,247,527

Medical & Healthcare 6.17%
Medical Products & Supplies 1.66%
Mentor Corp.	55,180	1,419,230

Medical Technology 2.42%
Invitrogen Corp.**	24,115	2,061,109

Pharmaceuticals 2.09%
Cephalon Inc. **	27,600	1,777,440

Total Medical & Healthcare
(Cost $5,180,672)		5,257,779

Real Estate Investment Trusts (REITs) 4.96%
Healthcare 1.71%
Ventas Inc.	32,500	1,459,575

Industrial Property 1.08%
AMB Property Corp.	16,850	916,977

Multi Family Housing 1.58%
Camden Property Trust	26,800	1,345,360

Office Properties 0.59%
Maguire Properties Inc.	35,180	503,426

Total Real Estate Investment Trusts (REITs)
(Cost $4,857,939)		4,225,338

Technology 7.25%
Computer Software 0.98%
VeriSign Inc.**	25,070	833,327

Electronic Equipment 0.86%
Belden Inc.	20,700	731,124

Semiconductors 3.14%
Altera Corp.	75,680	1,394,782
Fairchild Semiconductor International Inc. - Class A**	107,500	1,281,400
		2,676,182

Technology Resellers & Distributors 2.27%
Ingram Micro Inc. - Class A**	122,550	1,939,967

Total Technology
(Cost $6,775,601)		6,180,600

Transportation 1.00%
Trucking, Shipping & Air Freight 1.00%
Diana Shipping Inc. (Greece)	32,500	855,400

Total Transportation
(Cost $871,770)		855,400

Utilities 11.16%
Integrated Gas 1.70%
UGI Corp.	58,155	1,449,223

Regulated Electric 6.98%
CenterPoint Energy Inc.	123,635	1,764,271
PPL Corp.	46,430	2,132,066
Westar Energy Inc.	90,300	2,056,131
		5,952,468
Regulated Gas 2.48%
NiSource Inc.	122,400	2,110,176

Total Utilities
(Cost $9,492,599)		9,511,867

Total Common Stocks
(Cost $79,723,762)		84,917,365

Money Market Mutual Funds 3.28%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	2,797,415	2,797,415

Total Money Market Mutual Funds
(Cost $2,797,415)		2,797,415

Total Investments
(Cost $82,521,177)	102.90%	87,714,780

Liabilities in Excess of Other Assets	(2.90%)	(2,475,185)

Net Assets	100.00%	$85,239,595

See Legend and Notes to Statement of Investments

Westcore Mid-Cap Value Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country	Market Value	%
United States	$81,237,292	95.30%
Bermuda	3,306,493	3.88%
Netherlands	2,315,595	2.72%
Greece	855,400	1.00%

Total Investments	87,714,780	102.90%

Liabilities in Excess of Other Assets	-2,475,185	(2.90%)

Net Assets	$85,239,595	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore International Frontier Fund as of March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 98.52%
Commercial Services 27.14%
Advertising & Marketing Services 3.97%
D+S europe AG (Germany)**	90,800	$1,250,021
So-net M3 Inc. (Japan)	50	204,153
		1,454,174
Miscellaneous Commercial Services 20.43%
CTS Eventim AG (Germany)	37,000	1,498,318
GST Holdings Ltd. (China - Hong Kong)	1,815,700	559,923
Raffles Education Corp. Ltd. (Singapore)	1,533,600	1,147,595
SAI Global Ltd. (Australia)	516,300	1,321,172
Savills PLC (United Kingdom)	225,400	1,576,865
Wirecard AG (Germany)**	78,545	1,377,678
		7,481,551
Personnel Services 2.74%
en-japan Inc. (Japan)	470	1,004,315

Total Commercial Services
(Cost $10,288,948)		9,940,040

Communications 0.89%
Wireless Telecommunications 0.89%
Okinawa Cellular Telephone Co. (Japan)	170	325,742

Total Communications
(Cost $514,307)		325,742

Consumer Durables 2.53%
Recreational Products 2.53%
Jumbo S.A. (Greece)	30,900	926,888

Total Consumer Durables
(Cost $759,925)		926,888

Consumer Non-Durables 7.00%
Apparel & Footwear 2.53%
Folli - Follie S.A. (Greece)	13,400	448,070
Prime Success International Group Ltd. (China - Hong Kong)	891,900	479,032
		927,102
Food: Meat, Fish & Dairy 2.44%
Cranswick PLC (United Kingdom)	87,400	893,306

Food: Specialty & Candy 2.03%
Omega Pharma SA (Belgium)	11,600	537,686
Unicharm Petcare Corp. (Japan)	6,600	207,243
		744,929
Total Consumer Non-Durables
(Cost $3,191,344)		2,565,337

Consumer Services 6.36%
Other Consumer Services 2.84%
Rightmove PLC (United Kingdom)	107,000	1,038,954

Restaurants 3.52%
Domino's Pizza Group Ltd. (United Kingdom)	324,900	1,289,618

Total Consumer Services
(Cost $2,337,912)		2,328,572

Distribution Services 9.10%
Electronics Distributors 6.20%
Diploma PLC (United Kingdom)	290,750	877,091
Esprinet S.p.A. (Italy)	122,800	1,392,965
		2,270,056
Wholesale Distributors 2.90%
KS Energy Services Ltd. (Singapore)	812,880	1,063,013

Total Distribution Services
(Cost $4,360,707)		3,333,069

Electronic Technology 2.33%
Computer Peripherals 2.33%
Roland DG Corp. (Japan)	35,000	853,230

Total Electronic Technology
(Cost $1,156,618)		853,230

Finance 16.20%
Finance, Rental & Leasing 3.70%
Interhyp AG (Germany)	17,500	1,354,889

Financial Conglomerates 2.53%
Azimut Holding S.p.A. (Italy)	89,400	927,295

Investment Banks & Brokers 7.19%
IG Group Holdings PLC (United Kingdom)	178,900	1,161,908
London Capital Group Holdings PLC (United Kingdom)	127,700	853,454
Nordnet AB (Sweden)	207,500	618,116
		2,633,478
Real Estate Development 2.78%
Kenedix Inc. (Japan)	923	1,018,560

Total Finance
(Cost $6,146,280)		5,934,222

Health Technology 1.57%
Medical Specialties 0.99%
Mani Inc. (Japan)	2,800	192,697
Sysmex Corp. (Japan)	4,700	169,743
		362,440
Pharmaceuticals: Other 0.58%
EPS Co. Ltd. (Japan)	44	213,644

Total Health Technology
(Cost $481,689)		576,084

Industrial Services 7.40%
Engineering & Construction 3.48%
Mears Group PLC (United Kingdom)	237,100	1,275,212

Oilfield Services & Equipment 3.92%
ProSafe ASA (Norway)	91,320	1,434,623

Total Industrial Services
(Cost $2,648,288)		2,709,835

Process Industries 0.88%
Containers & Packaging 0.88%
Goodpack Ltd. (Singapore)	279,200	322,517

Total Process Industries
(Cost $285,122)		322,517

Producer Manufacturing 13.30%
Industrial Machinery 10.02%
Aalberts Industries NV (Netherlands)	60,000	1,282,582
Andritz AG (Austria)	20,300	1,114,335
Indutrade AB (Sweden)	43,700	1,055,386
Nabtesco Corp. (Japan)	16,000	216,693
		3,668,996
Metal Fabrication 2.72%
Metka S.A. (Greece)	47,200	995,551

Trucks, Construction & Farm Machinery 0.56%
Haulotte Group (France)	9,000	204,749

Total Producer Manufacturing
(Cost $4,386,748)		4,869,296

Retail Trade 3.82%
Apparel & Footwear Retail 1.86%
Point Inc. (Japan)	14,500	680,778

Specialty Stores 1.96%
Village Vanguard Co. Ltd. (Japan)	140	716,292

Total Retail Trade
(Cost $1,592,676)		1,397,070

Total Common Stocks
(Cost $38,150,564)		36,081,902

Money Market Mutual Funds 3.04%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	1,115,133	1,115,133

Total Money Market Mutual Funds
(Cost $1,115,133)		1,115,133

Total Investments
(Cost $39,265,697)	101.56%	37,197,035

Liabilities in Excess of Other Assets	(1.56%)	(572,777)

Net Assets	100.00%	$36,624,258

See Legend and Notes to Statement of Investments

Westcore International Frontier Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country	Market Value	%
United Kingdom	$8,966,407	24.48%
Japan	5,803,090	15.84%
Germany	5,480,906	14.96%
Singapore	2,533,125	6.92%
Greece	2,370,509	6.47%
Italy	2,320,260	6.34%
Sweden	1,673,502	4.57%
Norway	1,434,623	3.92%
Australia	1,321,172	3.61%
Netherlands	1,282,582	3.50%
United States	1,115,133	3.04%
Austria	1,114,335	3.04%
Hong Kong	1,038,955	2.84%
Belgium	537,687	1.47%
France	204,749	0.56%

Total Investments	37,197,035	101.56%

Liabilities in Excess of Other Assets	-572,777	(1.56%)

Net Assets	$36,624,258	100.00%

Please note the country classification is based on the company headquarters.

Westcore Growth Fund as of March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 96.37%
Consumer Discretionary 11.77%
Hotels, Restaurants & Leisure 4.68%
McDonald's Corp.	72,920	$4,066,748
Wynn Resorts Ltd.	38,800	3,904,832
Yum! Brands, Inc.	104,246	3,878,994
		11,850,574
Media 0.74%
News Corp. - Class A	99,857	1,872,319

Multiline Retail 2.42%
Nordstrom Inc.	35,556	1,159,126
Target Corp.	97,730	4,952,956
		6,112,082
Specialty Retail 2.11%
Abercrombie & Fitch Co. - Class A	16,140	1,180,480
Lowe's Cos, Inc.	129,990	2,981,970
The Gap, Inc.	59,750	1,175,880
		5,338,330
Textile Apparel & Luxury Goods 1.82%
Nike, Inc. - Class B	67,790	4,609,720

Total Consumer Discretionary
(Cost $28,678,546)		29,783,025

Consumer Staples 7.20%
Beverages 2.07%
Anheuser-Busch Cos, Inc.	54,240	2,573,688
The Coca-Cola Co.	43,850	2,669,150
		5,242,838
Food & Staples Retailing 4.06%
Costco Wholesale Corp.	90,780	5,897,977
CVS Caremark Corp.	107,910	4,371,434
		10,269,411
Household Products 1.07%
Colgate-Palmolive Co.	34,830	2,713,605

Total Consumer Staples
(Cost $17,429,783)		18,225,854

Energy 7.85%
Energy Equipment & Services 5.42%
Cameron International Corp.**	66,580	2,772,391
Halliburton Co.	41,930	1,649,107
Schlumberger Ltd.	77,020	6,700,739
Transocean Inc.	19,150	2,589,080
		13,711,317
Oil, Gas & Consumable Fuels 2.43%
Exxon Mobil Corp.	49,670	4,201,089
Newfield Exploration Co.**	36,930	1,951,751
		6,152,840
Total Energy
(Cost $15,381,579)		19,864,157

Financials 8.07%
Capital Markets 3.09%
The Bank of New York Mellon Corp.	42,470	1,772,273
Charles Schwab Corp.	91,206	1,717,409
Goldman Sachs Group Inc.	14,730	2,436,195
State Street Corp.	23,950	1,892,050
		7,817,927
Commercial Banks 0.68%
Wells Fargo & Co.	59,013	1,717,278

Diversified Financial Services 3.34%
CME Group Inc.	5,770	2,706,707
IntercontinentalExchange Inc.**	23,330	3,044,565
JPMorgan Chase & Co.	62,720	2,693,824
		8,445,096
Insurance 0.96%
Assurant Inc.	40,110	2,441,095

Total Financials
(Cost $20,381,948)		20,421,396

Healthcare 11.37%
Biotechnology 4.69%
Celgene Corp.**	32,620	1,999,280
Genentech Inc.**	52,770	4,283,869
Genzyme Corp.**	30,670	2,286,142
Gilead Sciences Inc.**	63,920	3,293,797
		11,863,088
Healthcare Equipment & Supplies 4.08%
Baxter International Inc.	50,470	2,918,175
Covidien, Ltd.	77,930	3,448,403
St. Jude Medical Inc.**	47,060	2,032,521
Zimmer Holdings Inc.**	24,800	1,930,928
		10,330,027
Healthcare Providers & Services 1.70%
Express Scripts Inc.**	36,120	2,323,239
Medco Health Solutions Inc.**	44,860	1,964,419
		4,287,658
Pharmaceuticals 0.90%
Merck & Co. Inc	60,140	2,282,313

Total Healthcare
(Cost $24,582,790)		28,763,086

Industrials 16.30%
Aerospace & Defense 6.72%
DRS Technologies, Inc.	49,220	2,868,542
Honeywell International, Inc.	26,630	1,502,465
Lockheed Martin Corp.	43,930	4,362,249
Raytheon Co.	58,510	3,780,331
United Technologies Corp.	65,060	4,477,429
		16,991,016
Air Freight & Logistics 1.06%
United Parcel Service Inc. - Class B	36,610	2,673,262

Industrial Conglomerates 2.06%
McDermott International, Inc.**	41,010	2,248,168
Textron Inc.	53,640	2,972,729
		5,220,897
Machinery 4.46%
Caterpillar Inc.	38,240	2,993,810
Danaher Corp.	16,828	1,279,433
Deere & Co.	56,020	4,506,248
Manitowoc Co. Inc.	31,710	1,293,768
Terex Corp.**	19,250	1,203,125
		11,276,384
Road & Rail 2.00%
Norfolk Southern Corp.	46,457	2,523,544
Union Pacific Corp.	20,302	2,545,465
		5,069,009
Total Industrials
(Cost $38,093,870)		41,230,568

Information Technology 24.40%
Communications Equipment 7.66%
Cisco Systems Inc.**	219,000	5,275,710
Corning Inc.	241,230	5,799,168
QUALCOMM Inc.	61,630	2,526,830
Research In Motion Ltd. (Canada)**	51,400	5,768,622
		19,370,330
Computers & Peripherals 5.40%
Apple Computer Inc.**	60,463	8,676,440
Hewlett-Packard Co.	109,290	4,990,181
		13,666,621
Internet Software & Services 1.46%
Google Inc. - Class A**	8,400	3,699,948

IT Services 3.35%
MasterCard Inc.	37,980	8,469,160

Semiconductors & Semiconductor Equipment 2.51%
Applied Materials Inc.	126,110	2,460,406
Intel Corp.	183,980	3,896,697
		6,357,103
Software 4.02%
Electronic Arts Inc. **	25,380	1,266,970
Microsoft Corp.	223,670	6,347,755
Oracle Corp.**	130,440	2,551,406
		10,166,131

Total Information Technology
(Cost $47,964,402)		61,729,293

Materials 6.36%
Chemicals 5.58%
Air Products & Chemicals Inc.	39,770	3,658,840
Monsanto Co.	49,517	5,521,146
Potash Corp. of Saskatchewan Inc. (Canada)	22,720	3,526,371
Syngenta AG - ADR (Switzerland)	23,900	1,398,389
		14,104,746
Containers & Packaging 0.78%
Owens-Illinois, Inc.**	34,954	1,972,454

Total Materials
(Cost $11,794,087)		16,077,200

Telecommunication Services 3.05%
Diversified Telecommunication Services 1.34%
AT&T Inc.	88,500	3,389,550

Wireless Telecommunication Services 1.71%
America Movil SAB de CV - ADR (Mexico)	38,630	2,460,344
Crown Castle International Corp.**	53,950	1,860,736
		4,321,080
Total Telecommunication Services
(Cost $5,729,014)		7,710,630

Total Common Stocks
(Cost $210,036,019)		243,805,209

Money Market Mutual Funds 1.58%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	3,992,283	3,992,283

Total Money Market Mutual Funds
(Cost $3,992,283)		3,992,283

Total Investments
(Cost $214,028,302)	97.95%	247,797,492

Other Assets in Excess of Liabilities	2.05%	5,176,188

Net Assets	100.00%	$252,973,680

See Legend and Notes to Statement of Investments

Westcore Growth Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country	Market Value	%
United States	$234,643,766	92.76%
Canada	9,294,993	3.67%
Mexico	2,460,344	0.97%
Switzerland	1,398,389	0.55%

Total Investments	247,797,492	97.95%

Other Assets in Excess of Liabilities	5,176,188	2.05%

Net Assets	$252,973,680	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Flexible Income Fund as of March 31, 2008 (Unaudited)
		Shares	Market Value
Common Stocks & Rights 4.30%
Consumer Cyclical 0.24%
Auto Parts&Equipment 0.24%
Dana Holding Corp.**		45,037	$450,370

Total Consumer Cyclical
(Cost $1,118,343)			450,370

Financial 2.45%
Financial Services 0.72%
Apollo Investment Co.		27,001	427,426
Crystal River Capital Inc.		37,000	330,410
Tortoise Capital Partners		45,625	577,156
			1,334,992
Real Estate Investment Trusts (REITs) 1.73%
Healthcare 0.51%
Healthcare Realty Trust Inc.		35,600	930,940

Office Property 0.75%
Hospitality Properties Trust		27,000	918,540
HRPT Properties Trust		70,000	471,100
			1,389,640
Timber 0.47%
Rayonier Inc.		20,100	873,144

Total Financial
(Cost $5,959,771)			4,528,716

Industrial 0.37%
Other Industrials 0.37%
B&G Foods Inc. (8)		22,000	416,680
Centerplate Inc.		26,000	256,100
			672,780
Total Industrial
(Cost $685,175)			672,780

Utilities & Energy 1.24%
Energy-Non Utility 1.24%
Enbridge Energy Partners LP		48,000	2,282,400

Total Utilities & Energy
(Cost $2,307,358)			2,282,400

Rights 0.00%
Delphi Corp.**(5)		26,222	–

Total Rights
(Cost –)			–

Total Common Stocks & Rights
(Cost $9,769,119)			7,934,266

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Convertible Preferred Stocks 3.16%
Financial 0.27%
Real Estate Investment Trusts (REITs) 0.27%
Hotels 0.27%
FelCor Lodging Trust Inc.,
Series A, 1.950%	B2/B-	$25,000	$493,500

Total Financial
(Cost $616,400)			493,500

Industrial 2.23%
Airlines 0.11%
Continental Airlines Finance Trust II,
6.000%, 11/15/2030	Caa1/CCC	7,500	214,688

Autos 2.12%
Ford Motor Co. Capital Trust II,
6.500%, 1/15/2032	Caa2/CCC-	73,000	2,140,360
General Motors Corp.,
6.250%, 7/15/2033	Caa1/B-	107,000	1,765,500
			3,905,860

Total Industrial
(Cost $5,619,660)			4,120,548

Utilities & Energy 0.66%
Energy-Non Utility 0.66%

AES Trust III,
6.750%, 10/15/2029	B3/B-	26,100	1,213,650

Total Utilities & Energy
(Cost $1,140,080)			1,213,650

Total Convertible Preferred Stocks
(Cost $7,376,140)			5,827,698

Nonconvertible Preferred Stocks 13.26%
Financial 13.15%
Financial Services 0.82%
First Republic Capital Trust II,
Series B, 8.750%(1)(3)	NR/A	20,000	508,750
INVESCO Navigator Fund 2005-1,
8.000%**(1)(3)(5)	NR/NR	2,000	1,008,180
			1,516,930
Government Sponsored Entity 2.29%
Federal Home Loan Mortgage Corp.,
8.375%, 12/31/2012	Aa3/AA-	172,800	4,216,320

Insurance 0.12%
Delphi Financial Group Inc.,
8.000%, 5/15/2033	Baa3/BBB+	10,000	230,100

Real Estate Investment Trusts (REITs) 9.92%
Apartments 0.85%
Apartment Investment & Management Co.:
Series T, 8.000%	Ba3/B+	60,000	1,346,999
Series V, 8.000%	Ba3/B+	10,000	227,900
			1,574,899
Diversified 1.00%
Cousins Properties Inc.:
7.500%	NR/NR	25,000	511,250
7.750%	NR/NR	25,000	528,500
Digital Realty Trust Inc.,
8.500%	NR/NR	26,000	597,740
Vornado Realty Trust,
Series E, 7.000%	Baa3/BBB-	9,400	214,790
			1,852,280
Healthcare 1.82%
HCP Inc.,
Series F, 7.100%	Ba1/BBB-	30,000	656,700
Health Care REIT Inc.,
Series F, 7.625%	Baa3/BB+	55,000	1,319,450
LTC Properties Inc.,
Series F, 8.000%	WR/NR	20,625	498,713
Omega Healthcare Investors Inc.,
Series D, 8.375%	B2/B+	35,000	875,000
			3,349,863
Hotels 1.43%
Hospitality Properties Trust,
Series B, 8.875%	Baa3/BB+	25,000	595,000
Host Hotels & Resorts Inc.,
Series E, 8.875%	Ba2/B	40,050	1,007,258
Strategic Hotels & Resorts Inc.,
Series C, 8.250%	NR/NR	55,000	1,034,825
			2,637,083
Manufactured Homes 0.17%
Hilltop Holdings Inc.,
8.250%	NR/NR	15,000	315,600

Office Property 1.30%
Brandywine Realty:
Series C, 7.500%	NR/BBB-	16,300	335,617
Series D, 7.375%	NR/BBB-	40,000	788,000
Maguire Properties Inc.,
Series A, 7.625%	NR/B+	50,500	595,900
SL Green Realty Corp.,
Series C, 7.625%	NR/NR	30,000	680,100
			2,399,617

Regional Malls 1.38%
CBL & Associates Properties Inc.,
Series D, 7.375%	NR/NR	40,000	786,000
Taubman Centers Inc.:
Series G, 8.000%	B1/NR	27,200	631,856
Series H, 7.625%	B1/NR	49,100	1,125,863
			2,543,719

Shopping Centers 1.01%
Regency Centers Corp.,
Series D, 7.250%	Baa3/BBB	30,000	676,500
Tanger Factory Outlet Centers Inc.,
Series C, 7.500%	Ba1/BB+	50,000	1,162,500
			1,839,000
Warehouse-Industrial 0.96%
CenterPoint Properties Trust,
5.377%(1)	NR/NR	1,500	1,125,000
First Industrial Realty Trust Inc.:
6.236%(1)	Baa3/BBB-	250	187,500
7.250%	Baa3/BBB-	22,100	462,995
			1,775,495
Total Financial
(Cost $28,861,232)			24,250,906

Industrial 0.11%
Airlines 0.11%
AMR Corp.,
7.875%, 7/13/2039	Caa1/B	10,000	207,000

Total Industrial
(Cost $171,413)			207,000

Total Nonconvertible Preferred Stocks
(Cost $29,028,465)			24,457,906

Convertible Bonds 0.04%
Industrial 0.04%
Cable & Media 0.04%
Charter Communications Holdings Capital Corp.,
5.875%, 11/16/2009(3)	Ca/CCC	100,000	70,125

Total Industrial
(Cost $100,000)			70,125

Total Convertible Bonds
(Cost $100,000)			70,125

Corporate Bonds 57.25%
Financial 9.66%
Financial Services 4.60%
Allied Capital Corp.,
6.340%, 10/13/2012(1)(3)(5)	NR/BBB+	1,000,000	957,710
Emigrant Capital Trust II,
5.813%, 4/14/2034(1)(2)(3)	NR/NR	500,000	500,607
Finova Capital Corp.,
7.500%, 11/15/2009	NR/NR	7,200.06	1,098
Leucadia National Corp.:
7.000%, 8/15/2013	Ba2/BB+	3,800,000	3,790,499
7.750%, 8/15/2013	Ba2/BB+	1,140,000	1,149,975
7.125%, 3/15/2017	Ba2/BB+	500,000	476,250
8.650%, 1/15/2027	B1/B+	1,611,000	1,611,000
			8,487,139
Insurance 0.89%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	Baa3/BBB	1,700,000	1,645,942

Real Estate Investment Trusts (REITs) 4.17%
Healthcare 1.22%
Omega Healthcare Investors Inc.,
7.000%, 1/15/2016	Ba3/BB+	2,350,000	2,244,250

Hotels 1.18%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	Ba1/BB	2,325,000	2,185,500

Regional Malls 1.18%
Rouse Co. Inc.,
6.750%, 5/1/2013(3)	Ba1/BB-	2,500,000	2,169,055

Restaurants 0.59%
Trustreet Properties Inc.,
7.500%, 4/1/2015	Aaa/AAA	1,000,000	1,090,613

Total Financial
(Cost $17,815,521)			17,822,499

Industrial 37.74%
Airlines 0.31%
American Airlines, Inc.,
Series 99-1, 7.024%, 10/15/2009	Baa2/BBB+	265,000	263,186
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(4)	WR/NR	69,431	68,389
Continental Airlines Inc.:
Pass-Through Certificates, Series 2000-1, Class C, 7.033%, 6/15/2011(4)	B1/B+	21,184	19,065
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 4/1/2013(4)	Ba3/B-	49,403	44,463
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(4)	Ba1/BBB-	154,611	139,150
Delta Air Lines Inc.,
10.000%, 8/15/2008	NR/NR	1,214,000	36,420
			570,673
Autos 8.68%
Delphi Corp.:
6.500%, 5/1/2009**(6)	WR/NR	1,375,000	453,750
8.250%, 10/15/2033**(6)	WR/NR	1,015,000	147,175
Ford Capital BV (Netherlands),
9.500%, 6/1/2010	Caa1/CCC+	3,000,000	2,715,000
Ford Motor Co.:
9.215%, 9/15/2021	Caa1/CCC+	800,000	634,000
7.450%, 7/16/2031	Caa1/CCC+	3,000,000	1,995,000
Ford Motor Credit Co. LLC:
7.875%, 6/15/2010	B1/B	500,000	436,379
8.000%, 12/15/2016	B1/B	1,650,000	1,294,230
General Motors Acceptance Corp.:
6.750%, 12/1/2014	B1/B+	4,400,000	3,118,702
8.000%, 11/1/2031	B1/B+	4,000,000	2,872,876
General Motors Corp.,
8.250%, 7/15/2023	Caa1/B-	1,000,000	705,000
Sonic Automotive Inc.,
Series B, 8.625%, 8/15/2013	B1/B	1,750,000	1,627,500
			15,999,612
Chemicals 0.92%
Borden Inc.,
7.875%, 2/15/2023	Caa1/CCC+	575,000	359,375
Ferro Corp.,
9.125%, 1/1/2009	B1/B+	1,050,000	1,081,500
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	Ba2/BBB-	250,000	250,466
			1,691,341
Healthcare 0.60%
Eszopiclone Royalty Sub LLC ,
Series IV, 12.000%, 3/15/2014(1)(3)(5)	NR/NR	1,090,000	1,111,800

Leisure 11.86%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015(3)	Caa1/CCC+	4,450,000	3,159,499
Las Vegas Sands Corp.,
6.375%, 2/15/2015	Ba3/BB	3,400,000	3,017,500
MGM Mirage Resorts Inc.:
8.375%, 2/1/2011	B1/B+	1,950,000	1,964,625
7.250%, 8/1/2017	Ba2/BB	6,000,000	5,414,999
Mohegan Tribal Gaming Authority,
6.875%, 2/15/2015	Ba2/B	2,550,000	2,065,500
Pinnacle Entertainment Inc.,
8.250%, 3/15/2012	B3/B+	875,000	829,063
Premier Ent. Biloxi,
10.750%, 2/1/2012(1)(5)	NR/NR	250,000	–
Royal Caribbean Cruises Ltd.:
8.000%, 5/15/2010	Ba1/BBB-	1,500,000	1,533,006
6.875%, 12/1/2013	Ba1/BBB-	2,500,000	2,344,378
Seneca Gaming Corp.,
7.250%, 5/1/2012	Ba2/BB	100,000	94,750

Station Casinos Inc.,
6.875%, 3/1/2016	Caa1/B-	2,450,000	1,439,375
			21,862,695

Other Industrials 9.14%
Advanced Micro Devices Inc.,
7.750%, 11/1/2012	WR/B	2,233,000	1,814,313
Allegheny Ludlum Corp.,
6.950%, 12/15/2025	Baa3/BBB-	1,580,000	1,595,800
Amerigas Partners LP,
7.250%, 5/20/2015	B1/NR	1,510,000	1,494,900
Aramark Corp.,
8.500%, 2/1/2015	B3/B	4,225,000	4,256,687
Federal Express Corp. 1997 Pass Through Trust,
Series 97-C, 7.650%, 1/15/2014	Baa2/BBB	1,734,397	1,734,397
Freeport-McMoRan Copper & Gold Inc.:
6.875%, 2/1/2014	Baa1/BBB	1,000,000	1,035,000
8.375%, 4/1/2017	Ba2/BB	1,725,000	1,834,969
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011	B2/BB-	1,060,000	1,090,475
8.625%, 12/1/2011	Ba3/BB-	167,000	175,976
Levi Strauss & Co.,
9.750%, 1/15/2015	B2/B+	1,500,000	1,501,875
Novelis Inc.,
7.250%, 2/15/2015	B3/B	225,000	200,250
Winn-Dixie Stores Inc.,
0.000%, 4/1/2008**(6)	NR/NR	2,150,000	112,875
			16,847,517
Pharmaceuticals 1.00%
Medco Health Solutions, Inc.,
6.125%, 3/15/2013	Baa3/BBB	1,825,000	1,851,333

Telecom & Related 3.04%
American Tower Corp.,
7.500%, 5/1/2012	Ba1/BB+	500,000	513,750
Qwest Capital Funding Inc.,
7.900%, 8/15/2010	B1/B+	2,500,000	2,512,500
Qwest Communications International Inc.,
6.565%, 2/15/2009(2)	Ba3/B+	333,000	331,335
Qwest Corp.:
7.500%, 6/15/2023	Ba1/BBB-	375,000	329,063
6.875%, 9/15/2033	Ba1/BBB-	1,726,000	1,389,430
Rogers Wireless Inc.,
7.500%, 3/15/2015	Baa3/BBB-	500,000	526,156
			5,602,234
Transportation 2.19%
Burlington Northern Santa Fe Corp.,
5.750%, 3/15/2018	Baa1/BBB	1,000,000	1,005,603
CSX Corp.,
6.250%, 10/15/2008	Baa3/BBB-	3,000,000	3,038,472
			4,044,075
Total Industrial
(Cost $78,206,802)			69,581,280

Utilities & Energy 9.85%
Energy-Non Utility 9.35%
ConocoPhillips,
8.750%, 5/25/2010	A1/A	2,000,000	2,234,246
Forest Oil Corp.,
7.250%, 6/15/2019(3)	B1/BB-	2,950,000	3,016,375
Kerr-McGee Corp.,
6.950%, 7/1/2024	Baa3/BBB-	1,050,000	1,115,882
Southwestern Energy Co.,
7.500%, 2/1/2018(3)	Ba2/BB+	1,510,000	1,570,400
Tennessee Gas Pipeline Co.:
7.500%, 4/1/2017	Baa3/BB	400,000	433,864
7.000%, 3/15/2027	Baa3/BB	1,850,000	1,834,171
Transcontinental Gas Pipe Line Corp.,
6.400%, 4/15/2016	Baa2/BBB-	2,100,000	2,165,625
Valero Energy Corp.,
6.125%, 6/15/2017	Baa3/BBB	2,350,000	2,378,987
Weatherford International, Ltd. (Bermuda),
5.150%, 3/15/2013	Baa1/BBB+	1,540,000	1,543,670
Whiting Petroleum Corp.,
7.000%, 2/1/2014	B1/B	950,000	945,250
			17,238,470
Utilities 0.50%
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(3)	Baa1/BBB	100,000	109,131
Portland General Electric Co.,
7.875%, 3/15/2010	Baa2/BBB	100,000	107,422

WPD Holdings Inc.,
7.250%, 12/15/2017(3)	Baa3/BBB-	600,000	697,685
			914,238
Total Utilities & Energy
(Cost $17,734,276)			18,152,708

Total Corporate Bonds
(Cost $113,756,599)			105,556,487

Municipal Bonds 1.08%
Revenue Bonds 1.08%
Airport 1.08%
Denver City & County Co.,
11.000%, 11/15/2024	NR/AAA	2,000,000	2,000,000

Total Revenue Bonds
(Cost $2,000,000)			2,000,000

Total Municipal Bonds
(Cost $2,000,000)			2,000,000

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 4.18%
Asset-Backed Securities 0.16%
Vanderbilt Mortgage and Finance Inc.,
Series 2002-B, Class B1, 5.850%, 4/7/2018	Baa2/BBB	303,436	295,806

Collateralized Debt Obligations 2.69%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 5.549%, 2/24/2014(1)(2)(3)(4)	NR/BBB-	500,000	75,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 8.500%, 8/28/2012(1)(3)(4)(7)	NR/BB-	200,000	80,164
Crest Ltd. Series 2003-2A (Cayman Islands):
Class E1, 7.521%, 12/28/2013(1)(2)(3)(4)	Ba1/BB	250,000	122,305
Class PS, 6.000%, 12/28/2013(1)(3)(4)(7)	NR/NR	413,450	146,336
Crest Ltd. Series 2004-1A (Cayman Islands):
Class PS, 7.667%, 12/28/2013(1)(3)(4)(7)	NR/NR	1,064,633	321,019
Class H2, 7.334%, 10/28/2014(1)(3)(4)	Ba2/BB	300,000	125,061
Exeter Street Solar, Class E1, 6.421%, 10/28/2014(1)(2)(3)(4)	NR/BB+	418,853	170,901
Fairfield Street Solar, Class F, 7.955%, 12/28/2014(1)(2)(3)(4)	NR/BB-	1,087,500	356,722
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 22.000%, 12/4/2012(1)(3)(4)(7)	NR/NR	100,000	70,000
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(3)(4)(5)	NR/BBB+	500,000	305,800
Preferred CPO Ltd (Cayman Islands),
10.026%, 7/26/2010(1)(3)(4)	Baa3/NR	1,100,000	770,000
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 24.907%, 7/3/2012(1)(3)(4)(7)	NR/NR	100,000	40,500
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 7/3/2013(1)(3)(4)(7)	NR/NR	150,000	100,500
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 10/3/2013(1)(3)(4)(7)	NR/NR	150,000	100,275
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 12/24/2013(1)(3)(4)(7)	NR/NR	750,000	480,000
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 17.500%, 6/17/2014(1)(3)(4)(7)	NR/NR	500,000	323,550
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 16.800%, 2/15/2014(1)(3)(4)(5)(7)	NR/NR	500,000	175,000
Series 2005-1, 0.000%, 3/15/2015**(1)(3)(4)(5)(6)(7)	NR/NR	750,000	225,000
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(1)(3)(4)(5)(6)(7)	Ba3/NR	600,000	6,000
Soloso Bank Pref 2005 (Cayman Islands),
15.000%, 10/15/2015(1)(3)(4)(5)(7)	NR/NR	750,000	375,000
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 16.000%, 9/30/2013(1)(3)(4)(7)	NR/NR	250,000	148,728
Tricadia (Cayman Islands):
Series 2003-1A, Class PS, 17.575%, 12/15/2013(1)(3)(4)(5)(7)	NR/NR	250,000	112,500
Series 2004-2A, Class C, 8.876%, 12/15/2019(1)(2)(3)(4)(5)	Baa1/BBB+	482,692	333,058
			4,963,419

Commercial Mortgage-Backed Securities 1.33%
Crown Castle Towers LLC,
Series 2005-1A, Class C, 5.074%, 6/15/2010(4)(5)	A2/NR	1,500,000	1,446,570
Global Signal Trust,
Series 2004-2A, Class G, 7.113%, 12/15/2014(3)(4)(5)	Ba2/NR	1,000,000	899,690
Times Square Hotel Trust,
8.528%, 8/1/2026(1)(3)(5)	Baa3/BB+	89,711.72	106,797
			2,453,057

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $13,235,166)		7,712,282

Money Market Mutual Funds 14.16%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	16,843,804	16,843,804
Morgan Stanley Institutional Liquidity Funds Prime Portfolio	9,257,507	9,257,507

Total Money Market Mutual Funds
(Cost $26,101,311)		26,101,311

Total Investments
(Cost $201,366,800)	97.43%	179,660,075

Other Assets in Excess of Liabilities	2.57%	4,732,145

Net Assets	100.00%	$184,392,220

See Legend and Notes to Statement of Investments

Westcore Flexible Income Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country	Market Value	%
United States	$170,437,986	92.43%
Cayman Islands	4,963,419	2.69%
Netherlands	2,715,000	1.47%
Bermuda	1,543,670	0.84%

Total Investments	179,660,075	97.43%

Other Assets in Excess of Liabilities	4,732,145	2.57%

Net Assets	$184,392,220	100.00%

Westcore Blue Chip Fund as of March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 99.27%
Basic Materials 2.61%
Forestry & Paper 2.61%
Ball Corp.	31,300	$1,437,922

Total Basic Materials
(Cost $1,645,841)		1,437,922

Capital Goods 10.78%
Aerospace & Defense 3.97%
General Dynamics Corp.	13,200	1,100,484
Raytheon Co.	16,800	1,085,448
		2,185,932
Farm Equipment 2.08%
CNH Global N.V. - ADS (Netherlands)	22,000	1,144,660

Industrial Products 4.73%
ITT Corp.	17,600	911,856
Parker Hannifin Corp.	24,400	1,690,188
		2,602,044
Total Capital Goods
(Cost $3,584,099)		5,932,636

Commercial Services 3.95%
Business Products & Services 1.76%
Quanta Services Inc. **	41,700	966,189

IT Services 0.90%
Computer Sciences Corp.**	12,100	493,559

Transaction Processing 1.29%
The Western Union Co.	33,350	709,355

Total Commercial Services
(Cost $2,381,648)		2,169,103

Communications 8.00%
Networking 4.10%
Cisco Systems Inc.**	93,700	2,257,233

Telecomm Equipment & Solutions 3.90%
Nokia Corp. - ADR (Finland)	18,200	579,306
QUALCOMM Inc.	38,200	1,566,200
		2,145,506
Total Communications
(Cost $4,176,739)		4,402,739

Consumer Cyclicals 13.05%
Apparel & Footwear Manufacturing 2.43%
Nike, Inc. - Class B	19,650	1,336,200

Clothing & Accessories 2.45%
TJX Companies Inc.	40,700	1,345,949

Hotels & Gaming 3.72%
Expedia, Inc.**	34,000	744,260
Starwood Hotels & Resorts Worldwide Inc.	25,200	1,304,100
		2,048,360
Publishing & Media 2.07%
Walt Disney Co.	36,300	1,139,094

Restaurants 2.38%
Darden Restaurants Inc.	40,300	1,311,765

Total Consumer Cyclicals
(Cost $5,472,753)		7,181,368

Consumer Staples 8.39%
Consumer Products 3.02%
Colgate-Palmolive Co.	21,300	1,659,483

Food & Agricultural Products 5.37%
Bunge Ltd.	6,800	590,784
Campbell Soup Co.	26,400	896,280
Unilever N.V. (Netherlands)	43,500	1,467,255
		2,954,319

Total Consumer Staples
(Cost $3,707,946)		4,613,802

Energy 12.47%
Exploration & Production 6.11%
Occidental Petroleum Corp.	23,000	1,682,909
XTO Energy Inc.	27,125	1,677,953
		3,360,862
Integrated Oils 2.57%
Marathon Oil Corp.	31,000	1,413,600

Oil Services 3.79%
Transocean Inc.	15,442	2,087,758

Total Energy
(Cost $2,885,653)		6,862,220

Interest Rate Sensitive 12.17%
Integrated Financial Services 1.67%
JPMorgan Chase & Co.	21,400	919,130

Money Center Banks 1.10%
Bank of America Corp.	15,900	602,769

Property & Casualty Insurance 3.32%
ACE Ltd. (Bermuda)	9,300	512,058
American International Group Inc.	17,800	769,850
The Travelers Cos, Inc.	11,400	545,490
		1,827,398
Regional Banks 0.74%
Wachovia Corp.	15,100	407,700

Securities & Asset Management 5.00%
Invesco Ltd. - ADR	41,600	1,013,376
Lehman Brothers Holdings, Inc.	7,300	274,772
Morgan Stanley	9,000	411,300
State Street Corp.	13,300	1,050,700
		2,750,148
Thrifts 0.34%
Washington Mutual Inc.	18,100	186,430

Total Interest Rate Sensitive
(Cost $7,367,451)		6,693,575

Medical & Healthcare 13.07%
Medical Technology 3.40%
Zimmer Holdings Inc.**	24,000	1,868,640

Pharmaceuticals 9.67%
Abbott Laboratories	45,450	2,506,567
Amgen Inc.**	21,200	885,736
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	41,800	1,930,742
		5,323,045
Total Medical & Healthcare
(Cost $5,748,106)		7,191,685

Technology 10.17%
Computer Software 2.29%
Microsoft Corp.	44,400	1,260,072

PC's & Servers 3.74%
International Business Machines Corp.	17,900	2,061,006

Semiconductors 4.14%
Altera Corp.	47,300	871,739
Intel Corp.	66,300	1,404,234
		2,275,973
Total Technology
(Cost $4,751,973)		5,597,051

Transportation 2.28%
Railroads 2.28%
Norfolk Southern Corp.	23,050	1,252,076

Total Transportation
(Cost $833,937)		1,252,076

Utilities 2.33%
Regulated Electric 2.33%
PPL Corp.	27,900	1,281,168

Total Utilities
(Cost $1,312,032)		1,281,168

Total Common Stocks
(Cost $43,868,178)		54,615,345

Money Market Mutual Funds 0.72%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	394,589	394,589

Total Money Market Mutual Funds
(Cost $394,589)		394,589

Total Investments
(Cost $44,262,767)	99.99%	55,009,934

Other Assets in Excess of Liabilities	0.01%	3,925

Net Assets	100.00%	$55,013,859

See Legend and Notes to Statement of Investments

Westcore Blue Chip Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country	Market Value	%
United States	$49,375,913	89.75%
Netherlands	2,611,915	4.75%
Israel	1,930,742	3.51%
Finland	579,306	1.05%
Bermuda	512,058	0.93%

Total Investments	55,009,934	99.99%

Other Assets in Excess of Liabilities	3,925	0.01%

Net Assets	$55,013,859	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Colorado Tax Exempt Fund as of March 31, 2008 (Unaudited)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Certificates of Participation 5.17%
Colorado State Certificate of Participation University of Colorado at Denver Health Sciences Center Fitzsimons Academic,
5.000%, 11/1/2018, Optional 11/1/2015, MBIA	Aaa/AAA	$700,000	$745,822
Larimer County, Certificate of Participation, Courthouse & Jail Facilities Lease Purchase Agreement,
4.750%, 12/15/2009, Optional anytime @ 100.00, FSA	Aaa/AAA	500,000	507,985
Regional Transportation District,
5.000%, 12/1/2022, 12/1/2017 @ 100.00	Aaa/AAA	1,000,000	1,045,150
University of Colorado Certificates of Participation,
5.000%, 6/1/2023, Optional 6/1/2013 @ 100.00, AMBAC	Aaa/AAA	150,000	164,691

Adams 12 Five Star Schools, Certificates of Participation
4.500%, 12/1/2027, Optional 12/01/2018 @ 100.00	A1/A+	600,000	540,570

Total Certificates of Participation
(Cost $3,013,633)			3,004,218

General Obligation Bonds 35.31%
County-City-Special District-School District 35.31%
Adams & Arapahoe Counties Joint School District 28J,
5.350%, 12/01/2015, Escrowed to Maturity	Aa3/AA-	260,000	296,377
Adams & Weld Counties School District 27J,
4.750%, 12/1/2017, Prerefunded 12/01/2014 @ 100.00, FGIC	Aa3/AA-	500,000	530,720
Adams 12 Five Star Schools:
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	Aa3/AA-	2,385,000	955,049
zero coupon, 12/15/2025, Optional 12/15/2017 @ 68.636, FGIC	Aaa/AAA	800,000	306,528
Adams County School District 12, Series A:
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	542,975
5.000%, 12/15/2021, Prerefunded 12/15/2011 @ 100.00, MBIA	Aaa/NR	200,000	222,694
Basalt Colorado Sanitation District,
5.000%, 12/1/2018, Optional 12/1/2011 @ 100.00, AMBAC	Aaa/NR	125,000	132,090
Boulder & Gilpin Counties, Boulder Valley School District Re-2,
5.125%, 12/01/2017, Optional 12/1/2009 @ 100.00	Aa3/AA	300,000	307,104
Boulder County Open Space Capital Improvement Tr Fd,
5.400%, 08/15/2015, Prerefunded	Aa1/AA+	500,000	536,210
City & County of Denver Board Water Commissioners,
5.500%, 10/1/2011	Aa1/AA+	250,000	273,893
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/01/2018 @ 100.00	Aa1/AA+	750,000	770,048
City & County of Denver, School District No. 1, Series A:
5.000%, 12/1/2017, Optional 12/1/2014 @ 100.00, FGIC	Aa3/AA-	500,000	534,990
5.500%, 12/1/2022, FGIC	Aa3/AA-	500,000	552,645
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Optional 12/1/2012 @ 100.00, FSA	Aaa/AAA	125,000	131,736
Denver West Metropolitan District:
4.050%, 12/1/2013	NR/NR	500,000	508,075
4.250%, 12/01/2016, Optional 12/1/2015 @ 100.00	NR/NR	140,000	130,997
Douglas & Elbert Counties School District Re-1:
5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	547,360
5.250%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, MBIA	Aaa/AAA	1,000,000	1,094,719
Eagle Bend, Metropolitan District 2,
4.500%, 12/1/2025, Optional 12/1/2015 @ 100.00, RADIAN	NR/AA	400,000	350,956
Eagle, Garfield & Routt Counties School District Re-50J:
5.250%, 12/1/2015, Optional, Unrefunded portion,12/1/2009 @ 101.00, FGIC	Aa3/AA-	290,000	302,232
5.250%, 12/1/2015, Prerefunded 12/01/2009 @ 101.00, FGIC	Aa3/AA-	710,000	754,609
El Paso County School District 2:
5.250%, 12/1/2012, Optional 12/1/2010 @ 100.00, MBIA	Aaa/AAA	250,000	266,320
5.000%, 12/1/2023, Optional 12/1/2012 @ 100.00, MBIA	Aaa/NR	250,000	256,140
El Paso County School District 12,
5.000%, 09/15/2013, Optional 9/15/2012 @ 100.00	Aa1/NR	1,000,000	1,080,120
Evergreen Park & Recreation District,
5.250%, 12/1/2017, Prerefunded 12/1/2010 @ 100.00, AMBAC	Aaa/NR	115,000	123,798
Fraser Valley, Metropolitan Recreation District,
5.000%, 12/1/2025, Optional 12/01/2017 @ 100.00	NR/A	500,000	492,475
Garfield County School District Re-2 ,
5.000%, 12/1/2027, Optional 12/01/2016 @ 100.00, FSA	Aaa/NR	250,000	254,025
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1,
5.000%, 12/15/2020, Optional 12/15/2020 @ 100.00, FSA	Aaa/AAA	500,000	527,300
Jefferson County School District R-1:
5.250%, 12/15/2011, Prerefunded 12/15/2008 @ 101.00, FGIC	Aa3/AA-	750,000	775,838
5.000%, 12/15/2018, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	800,000	849,464
5.000%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	1,000,000	1,021,620

La Plata County School District 9-R,
5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, MBIA	Aaa/NR	125,000	137,844
Larimer County, Poudre School District R-1:
5.500%, 12/15/2008	Aa3/AAA	500,000	513,150
5.000%, 12/15/2016, Optional 12/15/2008 @ 100.00, FSA	NR/AAA	700,000	707,938
6.000%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC	Aa3/NR	1,000,000	1,097,109
Lincoln Park Metropolitan District,
5.625%, 12/1/2020, Optional 12/01/2017 @ 100.00	NR/BBB-	250,000	250,810
Mesa County Valley School District 51:
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	Aaa/NR	500,000	524,190
5.000%, 12/1/2022, Optional 12/1/2013 @ 100.00, MBIA	Aaa/NR	300,000	312,741
5.000%, 12/1/2024, Optional 12/1/2014 @ 100.00, MBIA	Aaa/NR	565,000	582,052
Pitkin County Open Space Acquisition,
5.250%, 12/1/2018, Prerefunded 12/1/2010 @ 100.00, AMBAC	Aaa/NR	340,000	366,010
Pitkin County School District No. 001,
5.000%, 12/1/2020, Prerefunded 12/1/2011 @ 100.00, FGIC	Aa2/AA-	150,000	162,489
Pueblo County School District 70,
5.000%, 12/1/2015, Optional 12/1/2011 @ 100.00, FGIC	A2/AA-	165,000	172,791
South Suburban Park and Recreation District, Arapahoe, Douglas & Jefferson Counties,
5.000%, 12/15/2012, Optional 12/15/2008 @ 100.00, FGIC	Aa3/NR	250,000	253,740

Total General Obligation Bonds
(Cost $20,339,341)			20,509,971

Revenue Bonds 55.87%
Airports 0.80%
Walker Field CO Public Airport Authority,
5.000%, 12/01/2022, Optional 12/1/2017	Baa3/NR	500,000	463,150

General 0.41%
Park Meadows Business Improvement District Sinking Fund,
5.000%, 12/01/2017, Average Life 9/1/2014	NR/NR	250,000	241,435

Higher Education 8.95%
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020	Aaa/AAA	85,000	89,252
5.250%, 12/01/2020, Prerefunded	Aaa/AAA	420,000	463,882
Colorado State Board of Governors,
5.250%, 03/01/2024, Optional 3/1/2017, FGIC	A1/A+	500,000	526,510
Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.000%, 12/1/2020, Optional 12/1/2015 @ 100.00, XCLA	A2/NR	500,000	556,390
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Optional 5/15/2013, MBIA	Aaa/AAA	660,000	677,325
Fort Lewis College Board,
4.625%, 10/01/2026, Optional 10/17/2017 @ 100.00, FGIC	A3/NR	500,000	465,540
University of Colorado,
5.375%, 06/01/2026, Optional 6/1/2011	Aa3/AA-	325,000	333,658
University of Colorado Enterprise Systems Revenue Series A,
5.100%, 06/01/2016, Optional 6/1/2011 @ 100.00	Aa3/AA-	150,000	157,070
University of Colorado Enterprise Systems Revenue Series B:
5.000%, 6/1/2024, Optional 6/1/2013 @ 100.00, FGIC	Aa3/AA-	150,000	164,691
5.000%, 6/1/2026, Optional 6/1/2013 @ 100.00, FGIC	Aa3/AA-	750,000	756,239
University of Colorado Hospital Authority,
5.600%, 11/15/2031, Prerefunded 11/15/2011 @100.00	Baa1/NR	445,000	488,361
University of Northern Colorado Auxiliary Facilities,
5.000%, 6/1/2016, Optional 6/1/2011 @ 100.00, AMBAC	Aaa/AAA	500,000	517,990
			5,196,908

Medical 14.15%
Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	Baa3/NR	600,000	582,756
Colorado Health Facilities Authority, Poudre Valley Health, Series A:
5.625%, 12/1/2019, Prerefunded 12/1/2009 @ 101.00, FSA	Aaa/NR	500,000	534,035
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00, FSA	Baa1/BBB+	1,000,000	919,519
Colorado Health Facilities Authority Revenue, Adventist Sunbelt,
5.125%, 11/15/2020, Optional 11/15/2016 @ 100.00	A1/A+	500,000	502,910
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives,
5.250%, 09/01/2021, Optional 9/1/2011 @ 100.00	Aa2/AA	500,000	537,885
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/01/2025, Optional 12/1/2015 @ 100.00	NR/BBB	500,000	460,995
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 06/01/2020, Optional 6/1/2016 @ 100.00	A3/A-	500,000	514,330
5.250%, 06/01/2023, Optional 6/1/2016 @100.00	A3/A-	400,000	403,140
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2010	A3/NR	205,000	211,997
5.000%, 9/1/2011	A3/NR	210,000	217,304
5.000%, 09/01/2020, Optional 9/15/2015 @ 100.00	A3/NR	450,000	443,844
5.000%, 09/01/2025, Optional 9/1/2017 @ 100.00	A3/NR	450,000	423,311

Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2010	NR/BBB+	200,000	203,502
5.000%, 01/15/2020, Optional 1/15/2015 @ 100.00	NR/BBB+	440,000	429,634
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 05/15/2027, Optional 5/15/2017 @ 100.00	NR/BBB	250,000	222,035
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 09/15/2022, Optional 9/15/2017	NR/BBB-	700,000	644,399
Denver Health & Hospital Authority:
5.000%, 12/01/2018, Optional 12/1/2016	NR/BBB	500,000	489,060
5.000%, 12/01/2020, Optional 12/1/2016	NR/BBB	500,000	478,695
			8,219,351

Other 0.35%
Boulder County, (Atmospheric Research),
5.000%, 9/1/2022, Optional 9/1/2011 @ 100.00, MBIA	Aaa/AAA	200,000	204,136

Special Tax 19.61%
Aspen Colorado Sales Tax,
5.000%, 11/01/2010, Prerefunded 11/1/2009 @ 100.00	NR/NR	120,000	125,410
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	Baa2/NR	110,000	111,019
4.250%, 12/1/2014	Baa2/NR	125,000	126,078
4.375%, 12/1/2015	Baa2/NR	125,000	125,844
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	Aaa/NR	500,000	534,685
City and County of Denver Airport Series A Revenue,
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	A1/A+	1,000,000	1,030,589
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,
4.375%, 06/01/2026, Optional 6/1/2015 @ 100.00	Aa3/AA-	500,000	457,675
Colorado Department of Transportation,
4.200%, 6/15/2009, MBIA	Aaa/AAA	225,000	230,483
Colorado Educational & Cultural Facilities Authority:
6.000%, 12/1/2016, Prerefunded 12/1/2010 @ 100.00, RADIAN	NR/AA	125,000	136,630
5.000%, 3/1/2018, Optional 9/1/2015 @100.00, FGIC	A1/A	500,000	537,085
5.000%, 6/1/2020, Optional 6/1/2011 @ 100.00, AMBAC	Aaa/AAA	200,000	204,620
5.000%, 12/1/2021, Optional 12/1/2011 @ 100.00, AMBAC	Aaa/NR	150,000	152,700
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	NR/A	180,000	166,289
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	A3/A	500,000	509,435
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	NR/A	250,000	211,110
Denver City & County Excise Tax,
5.250%, 9/1/2008, FSA	Aaa/AAA	500,000	507,440
Denver City & County Golf Enterprise:
5.000%, 09/01/2018, Optional 9/1/2016 @ 100.00	Baa2/NR	350,000	354,781
5.000%, 09/01/2019, Optional 9/1/2016 @ 100.00	Baa2/NR	500,000	501,000
Douglas County Sales & Use Tax Open Space,
6.000%, 10/15/2009, FSA	Aaa/AAA	500,000	525,930
Durango Colorado Sales & Use Tax,
5.500%, 12/1/2016, Optional 12/1/2009 @ 100.00, FGIC	Baa3/A	200,000	207,046
Grand Junction Leasing:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, MBIA	Aaa/AAA	390,000	411,154
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, MBIA	Aaa/AAA	390,000	401,606
Greeley, Weld County Sales & Use Tax:
5.150%, 10/1/2015, Prerefunded 10/1/2010 @ 100.00, MBIA	Aaa/AAA	500,000	534,730
4.800%, 10/1/2015, Prerefunded 10/1/2008 @ 100.00, MBIA	Aaa/AAA	250,000	253,800
Jefferson County Open Space Sales & Use Tax:
5.000%, 11/1/2012, Optional 11/1/2009 @ 100.00, FGIC	Aa3/AA-	500,000	516,540
5.000%, 11/1/2019, Optional 11/1/2009 @ 100.00, FGIC	Aa3/AA-	100,000	101,664
Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded 11/15/2010 @ 100.00	NR/AA+	300,000	324,474
Northwest Parkway Public Highway Authority Revenue,
zero coupon until 6/15/2025, convertible to 5.80% until 6/15/2025, Optional 6/15/2016 @ 100.00, FSA	Aaa/AAA	960,000	887,826
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	NR/A-	100,000	104,233
4.750%, 06/01/2017, Optional 6/1/2016 @ 100.00	NR/A-	325,000	335,410
Thornton, Adams County Sales & Use Tax, Open Space & Parks,
5.250%, 9/1/2016, Optional 9/1/2011 @ 100.00, FSA	Aaa/AAA	500,000	529,540
Westminster Sales & Use Tax,
5.000%, 12/01/2014, Optional 12/1/2011 @ 100.00	NR/AA+	220,000	232,789
			11,389,615

Transportation 1.72%
E-470 Public Highway Authority,
12.000%, 9/1/2039, Variable Rate Security, MBIA	Aaa/AAA	1,000,000	1,000,000

Utility 9.88%
Arkansas River Power Authority,
5.875%, 10/1/2026, SF 10/1/2022, XLCA	A3/A-	1,000,000	1,084,799
Boulder County Water & Sewer,
5.300%, 12/01/2012, Prerefunded 12/1/2010 @ 100.00	Aa2/AA+	125,000	134,723

Broomfield Water Activity Enterprise:
5.500%, 12/1/2018, Optional 12/1/2010 @ 101.00, MBIA	Aaa/NR	500,000	529,470
4.750%, 12/1/2022, Optional 12/1/2012 @ 100.00, MBIA	Aaa/NR	125,000	127,240
Colorado Water Resources & Power Development Authority,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, MBIA	Aaa/AAA	500,000	505,165
Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 09/01/2017, Optional 9/1/2012 @ 100.00	Aaa/AAA	500,000	528,510
Colorado Water Resources & Power Development Authority, Small Water Resources:
5.700%, 11/1/2015, Optional 11/1/2010 @ 100.00, FGIC	Baa3/NR	265,000	280,990
5.700%, 11/1/2015, Prerefunded 11/1/2010 @ 100.00, FGIC	Baa3/NR	235,000	254,145
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	Aa1/AA	500,000	567,175
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	Aaa/AAA	250,000	258,025
Fort Collins, Larimer County Water Utility Enterprise,
4.250%, 12/1/2009, Optional 12/1/2008 @ 100.00, FSA	Aaa/AAA	500,000	506,115
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA	Aaa/NR	150,000	159,191
Pueblo Colorado Board Waterworks:
5.250%, 11/1/2009, FSA	Aaa/AAA	120,000	125,299
5.100%, 1/1/2019, Optional 1/1/2009 @ 102.00, AMBAC	Aaa/AAA	150,000	153,926
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	Aaa/AAA	500,000	524,190
			5,738,963

Total Revenue Bonds
(Cost $32,664,281)			32,453,558

Money Market Mutual Funds 2.60%
Goldman Sachs Financial Square Tax Free Money Market Fund - FST Shares		1,510,337	1,510,337

Total Money Market Mutual Funds
(Cost $1,510,337)			1,510,337

Total Investments
(Cost $57,527,592)		98.95%	57,478,084

Other Assets in Excess of Liabilities		1.05%	609,981

Net Assets		100.00%	$58,088,065

See Legend and Notes to Statement of Investments

Westcore Colorado Tax Exempt Fund
Country Breakdown as of March 31, 2008 (Unaudited)
Country		Market Value	%
United States		$57,478,084	98.95%

Total Investments		57,478,084	98.95%

Other Assets in Excess of Liabilities		609,981	1.05%

Net Assets		$58,088,065	100.00%

____________________________________________________

Legend to Statements of Investments

** Non-income producing security.

(1) This security is considered illiquid by the investment adviser.  See Note 3 to the Notes to Statements of Investments

(2) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  See Note 3 to the Notes to Statements of Investments

(4) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(5) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(6) Income is not being accrued on this security due to the issuer's default or expected default on interest payments.

(7) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

(8) Enhanced Income Security represents one share of Class A common stock and a 12.0% senior subordinated note with $7.15 principal amount.

For Fund compliance purposes, the Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR – American Depositary Receipt

ADS – American Depositary Shares

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AMBAC – Ambac Financial Group Inc.

ASA – Allmennaksjeselskap is the Norwegian term for a public limited company.

BV - Besloten Vennootschap is a Dutch private limited liability company.

CDO – Collateralized Debt Obligation

CMBS - Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

CPO – Collateralized Preferred Obligation

FGIC – Financial Guaranty Insurance Co.

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

FSA – Farm Service Agency

GNMA – Government National Mortgage Association

LLC – Limited Liability Corp.

LP – Limited Partnership

Ltd. – Limited

MBIA – MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower's debt financing.

MORAL OBLG – Charter School Moral Obligation Program.  Moral Obligation bonds are revenue-backed, state-issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

MTN – Medium Term Note followed by applicable series

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC – Public Limited Co.

RADIAN – Radian Group Inc.

REIT – Real Estate Investment Trust

S.A. - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

SAB de CV – A variable capital company

SBA– Small Business Administration

SF – Sinking Fund

S.p.A. - Società Per Azioni is an Italian shared company.

SUB – Subordinated Income Note

XLCA - XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds

1. Significant Accounting Policies

     Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the “evaluated” bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund’s valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

     Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2008, all funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

As of March 31, 2008, the International Frontier Fund had no outstanding foreign currency contracts.

     Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the period ended March 31, 2008.

     Allocation of Income, Expenses and Gains and Losses – Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust’s totals.

     When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds
	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
As of March 31, 2008
Gross appreciation (excess of value over tax cost)	$20,138,159	$36,949,660
Gross depreciation (excess of tax cost over value)	(18,058,281)	(4,484,816)
Net unrealized appreciation	$2,079,878	$32,464,844
Cost of investments for income tax purposes	$154,239,571	$215,332,648

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
As of March 31, 2008
Gross appreciation (excess of value over tax cost)	$1,672,087	$3,344,637
Gross depreciation (excess of tax cost over value)	(2,790,632)	(5,757,159)
Net unrealized appreciation/(depreciation)	$(1,118,545)	$(2,412,522)
Cost of investments for income tax purposes	$34,281,923	$39,609,557

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
As of March 31, 2008
Gross appreciation (excess of value over tax cost)	$13,017,491	$12,596,434
Gross depreciation (excess of tax cost over value)	(2,415,995)	(7,507,082)
Net unrealized appreciation	$10,601,496	$5,089,352
Cost of investments for income tax purposes	$44,408,438	$82,625,428

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
As of March 31, 2008
Gross appreciation (excess of value over tax cost)	$3,559,213	$6,353,968
Gross depreciation (excess of tax cost over value)	(3,652,065)	(22,299,961)
Net unrealized appreciation	$(92,852)	$(15,945,993)
Cost of investments for income tax purposes	$27,307,358	$178,111,332

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of March 31, 2008
Gross appreciation (excess of value over tax cost)	$4,615,717	$31,192,970	$1,196,421
Gross depreciation (excess of tax cost over value)	(24,448,205)	(28,308,034)	(1,242,204)
Net unrealized appreciation	$(19,832,488)	$2,884,936	$(45,783)
Cost of investments for income tax purposes	$199,492,563	$1,190,801,817	$57,523,867

3. FAS 157 Measurements

     The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds’ assets:

Westcore Equity Funds
	Westcore MIDCO Growth Fund		Westcore Growth Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$156,319,449	$ -	$247,797,492	$-
Level 2 - Other Significant Observable Inputs	$-	$ -	$-	$-
Level 3 - Significant Unobservable Inputs	$-	$ -	$-	$-
Total	$156,319,449	$ -	$247,797,492	$-

	Westcore Select Fund		Westcore International Frontier Fund		Westcore Blue Chip Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$33,163,378	$ -	$37,197,035	$-	$55,009,934	$ -
Level 2 - Other Significant Observable Inputs	$-	$ -	$-	$-	$-	$ -
Level 3 - Significant Unobservable Inputs	$-	$ -	$-	$-	$-	$ -
Total	$33,163,378	$ -	$37,197,035	$-	$55,009,934	$ -

	Westcore Mid-Cap Value Fund		Westcore Small-Cap Opportunity Fund		Westcore Small-Cap Value Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$87,714,780	$ -	$27,214,506	$-	$162,165,339	$ -
Level 2 - Other Significant Observable Inputs	$-	$ -	$-	$-	$-	$ -
Level 3 - Significant Unobservable Inputs	$-	$ -	$-	$-	$-	$ -
Total	$87,714,780	$ -	$27,214,506	$-	$162,165,339	$ -

Westcore Bond Funds
	Westcore Flexible Income Fund		Westcore Plus Bond Fund		Westcore Colorado Tax-Exempt Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$60,584,183	$ -	$59,381,037	$-	$1,510,337	$ -
Level 2 - Other Significant Observable Inputs	$111,261,715	$ -	$1,123,275,590	$-	$55,967,747	$ -
Level 3 - Significant Unobservable Inputs	$7,814,177	$ -	$11,030,126	$-	$-	$ -
Total	$179,660,075	$ -	$1,193,686,753	$-	$57,478,084	$ -

* Other financial instruments include futures, forwards and swap contracts.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2008. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Westcore Flexible Income Fund			Westcore Plus Bond Fund
	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value
Balance as of 12/31/2007	$12,882,485	$ -	$-	$15,504,487	$-	$ -
Realized gain (loss)	(1,311,959)	-	-	(1,423,024))	-	-
Change in unrealized (appreciation/(depreciation)	(2,530,990)	-	-	(2,007,827)	-	-
Net purchases (sales)	(643,637))			(485,452)
Transfers in and/or out of Level 3	-			-
Balance as of 03/31/2008	$8,395,899	$ -	$-	$11,588,184	$-	$ -

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may differ from the value determined upon sale of those investments.

4. New Accounting Pronouncements

     Effective January 2, 2007, the Westcore Trust adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Westcore Trust has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Westcore Trust files income tax returns in the U.S. Federal jurisdiction and the States of Colorado and Mississippi. For the years ended May 31, 2003 through May 31, 2006 and through December 31, 2007, the Westcore Trust’s Federal and Colorado returns are still open to examination by the appropriate taxing authority. In addition, for years ended May 31, 2005 thought May 31, 2006 and through December 31, 2007 the Westcore Flexible Income Fund’s Mississippi returns are still open to examination by the appropriate taxing authority as well. However, to the best of our knowledge there are currently no Federal, Colorado, or Mississippi income tax returns under examination.

     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

5. Illiquid Restricted Securities

     As of March 31, 2008, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds’ adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of March 31, 2008 for the, Westcore Flexible Income and Westcore Plus Bond Funds was $9,157,261 and $33,102,037 respectively, which represents 4.97% and 2.76% of the Funds’ net assets, respectively, as detailed below.

ILLIQUID SECURITIES as of March 31, 2008 (Unaudited)

WESTCORE FLEXIBLE INCOME FUND
	PRINCIPAL	ACQUISITION
DESCRIPTION	AMOUNT	DATE	COST	MARKET VALUE

Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$957,710
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$75,000
FRN, 02/24/2014
Crest Ltd. Exeter Street Solar 2004-1A, Class E1,	434,393	04/08/04	$418,853	$170,901
FRN, 10/28/2014
Crest Ltd., Series 2003-1A, Class PS 8.50%,	200,000	04/22/03	$129,266	$80,164
08/28/2012
Crest Ltd., Series 2003-2A, Class E1, FRN,	250,000	12/18/03	$250,000	$122,305
12/28/2013
Crest Ltd., Series 2003-2A, Class PS, 6.00%,	413,450	12/18/03	$255,884	$146,336
12/28/2013
Crest Ltd., Series 2004-1A, Class PS, 7.667%	1,064,633	10/22/04	$501,335	$321,019
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	300,000	10/22/04	$285,920	$125,061
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,087,500	11/24/04	$1,087,500	$356,722
Class F1, FRN, 12/28/2014
Emigrant Capital Trust II, FRN, 04/14/2034	500,000	08/11/04	$497,535	$500,606
Eszopiclone Royalty Sub LLC Series IV	1,090,000	07/29/05	$1,090,000	$1,111,800
12.00%,03/15/2014
First Republic Cap Trust II, Series B, 8.75%	20,000	01/30/04	$530,000	$508,750
I-Preferred Term Securities I Ltd., Subordinate	100,000	12/04/02	$100,000	$70,000
Income Notes, 22.00%, 12/04/2012
Invesco Navigator Fund, 8.00%	2,000	11/15/05	$2,000,000	$1,008,180
N-STAR Real Estate CDO Ltd., Series 2004-2A,	500,000	06/16/04	$468,475	$305,800
Class C2B, 6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$545,953	$350,000
07/26/2010:	600,000	02/07/05	$655,144	$420,000
Preferred Term Securities VI Ltd., Subordinate	100,000	06/26/02	$100,000	$40,500
Income Notes, 24.907%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	150,000	06/16/03	$150,000	$100,500
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	150,000	06/16/03	$150,000	$100,275
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$256,638	$160,000
Income Notes, 19.00%, 12/24/2013:	500,000	01/07/05	$513,276	$320,000
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$323,550
Income Notes, 17.50%, 06/17/2014
Premier Entertainment Escrow Shares, 10.75%, 02/01/2012	250,000	01/24/04	$0	$0
Regional Diversified Funding, Series 2004-1,	500,000	02/13/04	$480,465	$175,000
16.80%, 02/15/2014
Regional Diversified Funding, Series 2005-1,	750,000	04/12/05	$750,000	$225,000
0.000%, 03/15/2015
River North CDO Ltd., Series 2005-1A, 12.50%,	600,000	12/22/04	$600,000	$6,000
02/06/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,550	$375,000
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	10/16/03	$250,000	$148,727
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	91,174	08/09/01	$89,712	$106,797
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$240,334	$112,500
12/15/2013
Tricadia, Series 2004-2A, Class C, FRN,	485,577	10/08/04	$482,692	$333,058
12/15/2019
Total			$15,623,532	$9,157,261

Total Net Assets				$184,392,220

Illiquid Restricted Securities as % of Total Net Assets				4.97%

WESTCORE PLUS BOND FUND

	PRINCIPAL
	AMOUNT/	ACQUISITION
DESCRIPTION	SHARES	DATE	COST	MARKET VALUE
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$3,830,840
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$75,000
FRN, 02/24/2014
BMW US Capital, 5.73%,05/01/2015	12,000,000	10/16/07	$12,000,000	$12,622,800
Community Reinvestment Revenue Notes,	1,250,000	06/13/06	$1,250,000	$1,297,531
5.73%, 06/01/2031
Crest Ltd., Series 2003-1A, Class PS 8.50%,	800,000	04/22/03	$517,062	$320,656
08/28/2012
Crest Ltd., Series 2003-2A, Class PS, 6.00%,	620,174	12/18/03	$383,824	$219,504
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	750,000	10/22/04	$714,800	$312,652
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,000,000	11/24/04	$1,000,000	$328,020
Class F1, FRN, 12/28/2014
Emigrant Capital Trust II, FRN, 04/14/2034	850,000	08/11/04	$845,809	$851,031
Eszopiclone Royalty Sub LLC Series IV	1,090,000	07/29/05	$1,090,000	$1,111,800
12.00%,03/15/2014
First Tennessee Bank, FRN	1,500,000	3/16/2006	$1,500,000	$1,071,094
I-Preferred Term Securities I Ltd., Subordinate	150,000	12/04/02	$150,000	$105,000
Income Notes, 22.00%, 12/04/2012
N-STAR Real Estate CDO Ltd., Series 2004-2A,	600,000	06/16/04	$562,170	$366,960
Class C2B, 6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$515,916	$332,000
07/26/2010:	500,000	02/27/05	$515,917	$333,000
Preferred Term Securities VI Ltd., Subordinate	250,000	06/26/02	$250,000	$101,250
Income Notes, 24.907%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	350,000	06/16/03	$350,000	$234,500
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	350,000	06/16/03	$350,000	$233,975
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities X1 B-3 Ltd., 5.30%, 09/24/2008	500,000	06/02/05	$502,906	$476,780
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$254,978	$160,000
Income Notes, 19.00%, 12/24/2013:	250,000	01/07/05	$254,979	$160,000
Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$335,000
Income Notes, 18.00%, 03/24/2014
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$323,550
Income Notes, 17.50%, 06/17/2014
Regional Diversified Funding, Series 2004-1A,	500,000	02/13/04	$480,465	$175,000
16.80%, 02/15/2014
Regional Diversified Funding, Series 2005-1A,	750,000	04/12/05	$750,000	$225,000
0.000%, 03/15/2015
River North CDO ltd., Series 2005-1A, 12.50%,	800,000	12/22/04	$800,000	$8,000
02/06/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,544	$375,000
Strats-Daimler Chrysler CPI Notes, FRN, 11/15/2013	1,750,000	12/27/04	$1,722,997	$1,762,495
	905,000	11/16/05	$889,977	$911,462
	385,000	11/23/05	$378,609	$387,749
	425,000	12/15/05	$417,934	$428,034
Strats-FHLB, FRN, 08/15/2019	1,500,000	02/24/05	$1,485,077	$1,409,325
	100,000	12/15/05	$98,983	$93,955
	50,000	12/15/05	$49,491	$46,977
	500,000	12/28/05	$494,914	$469,775
Sweetwater Investors LLC, 5.875%, 05/15/2014	517,332	05/31/05	$519,979	$558,149
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	11/06/03	$250,000	$148,727
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	387,491	08/09/01	$381,274	$453,888
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$240,338	$112,500
12/15/2013
Tricadia, Series 2004-2A, Class C, FRN,	485,577	10/08/04	$482,692	$333,058
12/15/2019
Total			$38,695,635	$33,102,037

Total Net Assets				$1,201,481,015

Illiquid Restricted Securities as % of Total Net Assets				2.76%

52

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:      /s/ Todger Anderson

            Todger Anderson

Principal Executive Officer and President

Date:   May 30, 2008

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Todger Anderson

            Todger Anderson

Principal Executive Officer and President

Date:   May 30, 2008

By:      /s/ Jasper R. Frontz

            Jasper R. Frontz

Principal Financial Officer and Treasurer

Date:   May 30, 2008